Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 6.3%
AIMCO CLO Trust
Series 2018-AA, Class D,
3-Month LIBOR + 2.55%, 2.82% (A), 04/17/2031 (B)	$ 1,500,000	$ 1,347,204
AMMC CLO XII, Ltd.
Series 2013-12A, Class BR,
3-Month LIBOR + 1.50%, 1.95% (A), 11/10/2030 (B)	3,500,000	3,360,255
Series 2013-12A, Class CR,
3-Month LIBOR + 1.90%, 2.35% (A), 11/10/2030 (B)	1,500,000	1,407,705
Ares XXXIIR CLO, Ltd.
Series 2014-32RA, Class E,
3-Month LIBOR + 8.40%, 8.79% (A), 05/15/2030 (B)	3,400,000	2,277,157
Ares XXXVII CLO, Ltd.
Series 2015-4A, Class ER,
3-Month LIBOR + 7.27%, 7.55% (A), 10/15/2030 (B)	4,000,000	2,684,096
Atrium IX
Series 9A, Class DR,
3-Month LIBOR + 3.60%, 3.97% (A), 05/28/2030 (B)	1,500,000	1,399,830
Atrium XII
Series 12A, Class DR,
3-Month LIBOR + 2.80%, 3.06% (A), 04/22/2027 (B)	1,000,000	924,240
Avery Point VI CLO, Ltd.
Series 2015-6A, Class F,
3-Month LIBOR + 6.80%, 7.34% (A), 08/05/2027 (B)	2,000,000	1,373,540
Bain Capital Credit CLO, Ltd.
Series 2020-2A, Class C,
3-Month LIBOR + 3.05%, 3.41% (A), 07/19/2031 (B)	1,100,000	1,083,286
Series 2020-2A, Class D,
3-Month LIBOR + 4.81%, 5.17% (A), 07/19/2031 (B)	1,000,000	1,005,564
Benefit Street Partners CLO XX, Ltd.
Series 2020-20A, Class C,
3-Month LIBOR + 2.60%, 2.75% (A), 07/15/2031 (B)	5,000,000	4,999,910
Series 2020-20A, Class D,
3-Month LIBOR + 4.25%, 4.40% (A), 07/15/2031 (B)	4,000,000	3,999,824
Cedar Funding VII CLO, Ltd.
Series 2018-7A, Class C,
3-Month LIBOR + 1.75%, 2.02% (A), 01/20/2031 (B)	750,000	709,712
Series 2018-7A, Class D,
3-Month LIBOR + 2.55%, 2.82% (A), 01/20/2031 (B)	3,000,000	2,641,797
CIFC Funding, Ltd.
Series 2015-4A, Class CR,
3-Month LIBOR + 4.00%, 4.27% (A), 10/20/2027 (B)	4,000,000	3,986,724
Series 2020-1A, Class C,
3-Month LIBOR + 2.40%, 2.64% (A), 07/15/2032 (B)	2,500,000	2,499,997

	Principal	Value
ASSET-BACKED SECURITIES (continued)
CIFC Funding, Ltd. (continued)
Series 2020-1A, Class D,
3-Month LIBOR + 4.00%, 4.24% (A), 07/15/2032 (B)	$ 3,000,000	$ 2,999,991
Dryden 42 Senior Loan Fund
Series 2016-42A, Class DR,
3-Month LIBOR + 2.93%, 3.21% (A), 07/15/2030 (B)	4,494,000	3,981,657
Dryden 55 CLO, Ltd.
Series 2018-55A, Class F,
3-Month LIBOR + 7.20%, 7.48% (A), 04/15/2031 (B)	3,000,000	2,102,361
Dryden 80 CLO, Ltd.
Series 2019-80A, Class B,
3-Month LIBOR + 1.90%, 2.17% (A), 01/17/2033 (B)	4,000,000	3,911,848
Elm CLO, Ltd.
Series 2014-1A, Class CRR,
3-Month LIBOR + 2.35%, 2.62% (A), 01/17/2029 (B)	1,000,000	970,823
Elmwood CLO V, Ltd.
Series 2020-2A, Class C,
3-Month LIBOR + 2.75%, 0.00% (A), 07/24/2031 (B)	4,500,000	4,500,775
HPS Loan Management, Ltd.
Series 15A-19, Class B,
3-Month LIBOR + 1.80%, 2.06% (A), 07/22/2032 (B)	1,000,000	986,387
Kayne CLO 8, Ltd.
Series 2020-8A, Class C,
3-Month LIBOR + 2.80%, 3.04% (A), 07/15/2031 (B)	2,000,000	2,000,000
Madison Park Funding XLV, Ltd.
Series 2020-45A, Class C,
3-Month LIBOR + 2.70%, 2.97% (A), 07/15/2031 (B)	3,000,000	2,999,925
Series 2020-45A, Class D,
3-Month LIBOR + 4.00%, 4.27% (A), 07/15/2031 (B)	1,500,000	1,501,340
Madison Park Funding XXII, Ltd.
Series 2016-22A, Class CR,
3-Month LIBOR + 2.00%, 2.28% (A), 01/15/2033 (B)	2,500,000	2,357,207
Madison Park Funding XXX, Ltd.
Series 2018-30A, Class C,
3-Month LIBOR + 1.70%, 1.98% (A), 04/15/2029 (B)	475,000	454,613
Series 2018-30A, Class D,
3-Month LIBOR + 2.50%, 2.78% (A), 04/15/2029 (B)	4,000,000	3,580,528
Madison Park Funding XXXVII, Ltd.
Series 2019-37A, Class D,
3-Month LIBOR + 3.50%, 3.78% (A), 07/15/2032 (B)	1,000,000	946,304
Neuberger Berman CLO XXI, Ltd.
Series 2016-21A, Class CR,
3-Month LIBOR + 1.60%, 1.87% (A), 04/20/2027 (B)	1,000,000	966,634

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Neuberger Berman Loan Advisers CLO 32, Ltd.
Series 2019-32A, Class C,
3-Month LIBOR + 2.65%, 2.92% (A), 01/19/2032 (B)	$ 2,100,000	$ 2,063,155
Neuberger Berman Loan Advisers CLO 37, Ltd.
Series 2020-37A, Class C,
3-Month LIBOR + 2.50%, 2.67% (A), 07/20/2031 (B)	1,250,000	1,249,978
Series 2020-37A, Class D,
3-Month LIBOR + 4.00%, 4.17% (A), 07/20/2031 (B)	500,000	500,507
OCP CLO, Ltd.
Series 2020-18A, Class C,
3-Month LIBOR + 2.92%, 3.17% (A), 04/20/2030 (B)	3,000,000	2,999,874
Octagon Investment Partners 18-R, Ltd.
Series 2018-18A, Class E,
3-Month LIBOR + 8.25%, 8.52% (A), 04/16/2031 (B)	1,625,000	1,128,777
OHA Credit Funding 6, Ltd.
Series 2020-6A, Class C,
3-Month LIBOR + 2.75%, 3.00% (A), 07/20/2031 (B)	4,250,000	4,250,211
OHA Loan Funding, Ltd.
Series 2015-1A, Class B1R2,
3-Month LIBOR + 1.90%, 2.29% (A), 11/15/2032 (B)	3,000,000	2,924,826
Post CLO, Ltd.
Series 2018-1A, Class C,
3-Month LIBOR + 2.00%, 2.27% (A), 04/16/2031 (B)	3,075,000	2,914,328
RR 7, Ltd.
Series 2019-7A, Class A2,
3-Month LIBOR + 2.00%, 2.28% (A), 01/15/2033 (B)	4,675,000	4,565,212
Voya CLO, Ltd.
Series 2015-1A, Class BR,
3-Month LIBOR + 1.70%, 1.97% (A), 01/18/2029 (B)	700,000	661,037
Series 2018-1A, Class B,
3-Month LIBOR + 1.80%, 2.07% (A), 04/19/2031 (B)	750,000	705,898
Series 2020-1A, Class C,
3-Month LIBOR + 2.50%, 2.80% (A), 07/16/2031 (B)	2,500,000	2,492,047
Series 2020-1A, Class D,
3-Month LIBOR + 4.25%, 4.55% (A), 07/16/2031 (B)	1,500,000	1,501,704
York CLO, Ltd.
Series 2015-1A, Class DR,
3-Month LIBOR + 2.60%, 2.86% (A), 01/22/2031 (B)	1,000,000	881,689

Total Asset-Backed Securities (Cost $103,188,979)		98,800,477

CORPORATE DEBT SECURITIES - 74.7%
Aerospace & Defense - 0.4%
BAE Systems Holdings, Inc.
3.85%, 12/15/2025 (B)	223,000	251,245

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Aerospace & Defense (continued)
BAE Systems PLC
3.40%, 04/15/2030 (B)	$ 1,153,000	$ 1,299,992
Embraer Finance BV
5.40%, 02/01/2027	2,050,000	1,866,279
Huntington Ingalls Industries, Inc.
4.20%, 05/01/2030 (B)	175,000	205,336
Lockheed Martin Corp.
3.10%, 01/15/2023	647,000	688,380
Moog, Inc.
4.25%, 12/15/2027 (B)	904,000	924,150
Spirit AeroSystems, Inc.
7.50%, 04/15/2025 (B)	1,800,000	1,769,040

		7,004,422

Air Freight & Logistics - 0.2%
Cargo Aircraft Management, Inc.
4.75%, 02/01/2028 (B)	2,125,000	2,172,812
FedEx Corp.
1.88%, 08/20/2035 (C)	211,000	212,954
United Parcel Service, Inc.
3.90%, 04/01/2025	107,000	122,180

		2,507,946

Airlines - 0.3%
American Airlines, Inc.
11.75%, 07/15/2025 (B)	1,925,000	1,677,733
Controladora Mabe SA de CV
5.60%, 10/23/2028 (D)	1,350,000	1,431,675
Delta Air Lines, Inc.
7.00%, 05/01/2025 (B)	1,576,000	1,683,030

		4,792,438

Auto Components - 0.2%
Allison Transmission, Inc.
5.00%, 10/01/2024 (B)	1,350,000	1,375,987
BorgWarner, Inc.
2.65%, 07/01/2027	123,000	130,127
Dana, Inc.
5.38%, 11/15/2027	869,000	915,926
Delphi Technologies PLC
5.00%, 10/01/2025 (B)	991,000	1,093,569

		3,515,609

Automobiles - 0.5%
Ford Motor Co.
6.63%, 10/01/2028	1,571,000	1,708,132
7.45%, 07/16/2031	209,000	247,728
8.50%, 04/21/2023	615,000	682,650
General Motors Co.
6.80%, 10/01/2027	130,000	158,301
Tesla, Inc.
5.30%, 08/15/2025 (B)	727,000	752,445
Volkswagen International Finance NV
Fixed until 06/27/2024 (E), 3.38% (A) (D)	EUR 1,700,000	1,985,022
Fixed until 03/24/2021 (E), 3.75% (A) (D)	2,315,000	2,742,227

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Automobiles (continued)
Winnebago Industries, Inc.
6.25%, 07/15/2028 (B)	$ 145,000	$ 153,337

		8,429,842

Banks - 11.8%
ADCB Finance Cayman, Ltd.
4.00%, 03/29/2023, MTN (D)	1,600,000	1,687,520
4.50%, 03/06/2023, MTN (D)	600,000	630,948
Akbank T.A.S.
5.13%, 03/31/2025, MTN (D)	400,000	369,767
6.80%, 02/06/2026 (B)	1,555,000	1,524,911
Al Ahli Bank of Kuwait KSCP
3.50%, 04/05/2022 (D)	1,000,000	1,028,054
Australia & New Zealand Banking Group, Ltd.
Fixed until 07/22/2025, 2.95% (A), 07/22/2030 (B)	972,000	1,007,809
Fixed until 06/15/2026 (E), 6.75% (A) (B)	563,000	629,502
Banco de Bogota SA
6.25%, 05/12/2026 (D)	2,000,000	2,130,000
Banco de Credito e Inversiones SA
3.50%, 10/12/2027 (D)	1,500,000	1,603,182
Banco Inbursa SA Institucion de Banca Multiple Grupo Financiero Inbursa
4.38%, 04/11/2027 (D)	1,500,000	1,545,000
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander
5.38%, 04/17/2025 (B)	284,000	314,828
Banco Santander SA
1.38%, 01/05/2026, MTN (D)	EUR 1,500,000	1,815,804
2.71%, 06/27/2024	$ 200,000	213,423
Bank of America Corp.
3-Month LIBOR + 1.16%, 1.43% (A), 01/20/2023, MTN	2,000,000	2,020,342
Fixed until 05/19/2023, 1.49% (A), 05/19/2024, MTN	324,000	331,837
Fixed until 07/23/2030, 1.90% (A), 07/23/2031, MTN	147,000	149,424
Fixed until 10/22/2024, 2.46% (A), 10/22/2025, MTN	307,000	325,787
2.63%, 04/19/2021, MTN	835,000	849,149
Fixed until 04/24/2027, 3.71% (A), 04/24/2028	3,182,000	3,640,264
Fixed until 03/20/2050, 4.08% (A), 03/20/2051, MTN	4,397,000	5,710,762
6.11%, 01/29/2037	3,255,000	4,737,585
Bank of China, Ltd.
5.00%, 11/13/2024 (D)	1,000,000	1,121,270
Bank of Montreal
2.05%, 11/01/2022, MTN	409,000	424,139
Bank of Nova Scotia
Fixed until 06/04/2025 (E), 4.90% (A)	2,187,000	2,246,836
BankUnited, Inc.
4.88%, 11/17/2025	180,000	202,335
5.13%, 06/11/2030	5,598,000	5,991,749
Barclays Bank PLC
3-Month EURIBOR + 0.71%, 0.35% (A), 09/15/2020, MTN (D) (E)	EUR 1,000,000	983,542

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Barclays PLC
Fixed until 03/15/2022 (E), 7.88% (A) (D)	$ 4,000,000	$ 4,101,760
Fixed until 06/15/2024 (E), 8.00% (A)	2,963,000	3,137,076
BNP Paribas SA
Fixed until 06/09/2025, 2.22% (A), 06/09/2026 (B)	205,000	213,519
Fixed until 03/20/2021, 2.88% (A), 03/20/2026, MTN (D)	EUR 3,500,000	4,170,718
Fixed until 01/13/2030, 3.05% (A), 01/13/2031 (B)	$ 271,000	295,705
Fixed until 01/10/2024, 4.71% (A), 01/10/2025 (B)	778,000	869,181
Fixed until 03/14/2022 (E), 6.75% (A) (B)	3,305,000	3,375,231
Fixed until 03/30/2021 (E), 7.63% (A) (B)	400,000	409,100
BPCE SA
4.63%, 07/18/2023 (D)	EUR 1,300,000	1,711,362
Canadian Imperial Bank of Commerce
2.25%, 01/28/2025	$ 241,000	255,319
CBQ Finance, Ltd.
5.00%, 05/24/2023, MTN (D)	1,900,000	2,043,051
Citigroup, Inc.
3-Month LIBOR + 1.07%, 1.39% (A), 12/08/2021	1,000,000	1,009,421
Fixed until 06/01/2023, 4.04% (A), 06/01/2024	305,000	331,835
Fixed until 03/31/2030, 4.41% (A), 03/31/2031	1,289,000	1,570,907
4.45%, 09/29/2027	169,000	196,749
4.65%, 07/23/2048	1,500,000	2,108,329
4.75%, 05/18/2046	729,000	975,662
6.00%, 10/31/2033	1,283,000	1,754,356
Citizens Financial Group, Inc.
2.50%, 02/06/2030	40,000	42,712
3.25%, 04/30/2030	49,000	55,614
4.30%, 12/03/2025	98,000	112,317
Credit Agricole SA
Fixed until 06/16/2025, 1.91% (A), 06/16/2026 (B)	250,000	257,057
Fixed until 01/23/2024 (E), 7.88% (A) (B)	4,000,000	4,389,280
Fixed until 12/23/2025 (E), 8.13% (A) (B)	1,553,000	1,809,245
Credit Suisse AG
Fixed until 09/18/2020, 5.75% (A), 09/18/2025 (D)	EUR 4,500,000	5,330,250
Danske Bank A/S
Fixed until 08/27/2024, 0.50% (A), 08/27/2025 (D)	1,750,000	2,039,319
Fixed until 02/12/2025, 1.38% (A), 02/12/2030, MTN (D)	3,110,000	3,608,050
Fixed until 12/20/2024, 3.24% (A), 12/20/2025 (B)	$ 210,000	225,180
Fixed until 06/26/2025 (E), 7.00% (A) (D)	500,000	525,625

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Discover Bank
2.70%, 02/06/2030	$ 541,000	$ 560,998
First Abu Dhabi Bank PJSC
3.00%, 03/30/2022, MTN (D)	1,000,000	1,031,100
First Horizon Bank
5.75%, 05/01/2030	813,000	902,605
HSBC Holdings PLC
Fixed until 11/07/2024, 2.63% (A), 11/07/2025	518,000	542,060
Fixed until 06/04/2031 (E), 2.85% (A)	1,049,000	1,102,256
Fixed until 03/30/2025 (E), 6.38% (A)	3,000,000	3,009,360
ING Groep NV
Fixed until 07/01/2025, 1.40% (A), 07/01/2026 (B)	321,000	326,511
Fixed until 11/16/2026 (E), 5.75% (A)	2,050,000	2,100,389
Fixed until 04/16/2025 (E), 6.50% (A)	1,500,000	1,558,950
JPMorgan Chase & Co.
Fixed until 03/13/2025, 2.01% (A), 03/13/2026	480,000	500,851
2.30%, 08/15/2021, MTN	234,000	234,133
2.55%, 10/29/2020	554,000	555,965
Fixed until 05/13/2030, 2.96% (A), 05/13/2031	431,000	469,440
Fixed until 04/22/2040, 3.11% (A), 04/22/2041	3,052,000	3,460,743
Fixed until 04/22/2050, 3.11% (A), 04/22/2051	1,640,000	1,859,580
Fixed until 01/23/2028, 3.51% (A), 01/23/2029	225,000	256,012
Fixed until 07/24/2037, 3.88% (A), 07/24/2038	2,047,000	2,550,867
Fixed until 04/30/2024 (E), 6.13% (A)	970,000	1,026,881
Lloyds Banking Group PLC
Fixed until 06/27/2026 (E), 6.75% (A)	1,881,000	1,942,133
Fixed until 06/27/2024 (E), 7.50% (A)	2,300,000	2,426,500
Malayan Banking Bhd.
Fixed until 10/29/2021, 3.91% (A), 10/29/2026 (D)	1,200,000	1,226,004
Mitsubishi UFJ Financial Group, Inc.
2.19%, 02/25/2025	298,000	313,690
Mizuho Financial Group, Inc.
Fixed until 09/13/2024, 2.56% (A), 09/13/2025	418,000	439,078
National Australia Bank, Ltd.
Fixed until 08/02/2029, 3.93% (A), 08/02/2034 (B)	1,200,000	1,353,842
National Bank of Canada
2.15%, 10/07/2022 (B)	329,000	339,808
National Westminster Bank PLC
3-Month EURIBOR + 2.15%, 1.72% (A), 10/05/2020, MTN (E)	EUR 2,900,000	3,088,115

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Natwest Group PLC
Fixed until 03/02/2025, 1.75% (A), 03/02/2026, MTN (D)	EUR 3,000,000	$ 3,680,790
Fixed until 05/22/2023, 2.36% (A), 05/22/2024	$ 281,000	290,421
Fixed until 11/01/2024, 3.75% (A), 11/01/2029	213,000	223,077
Fixed until 03/22/2024, 4.27% (A), 03/22/2025	287,000	316,043
Fixed until 12/29/2025 (E), 6.00% (A) (F)	1,875,000	1,968,750
NatWest Markets PLC
3.63%, 09/29/2022 (B)	515,000	544,039
Nordea Bank Abp
Fixed until 03/26/2026 (E), 6.63% (A) (B)	2,721,000	2,948,884
Oversea-Chinese Banking Corp., Ltd.
4.25%, 06/19/2024, MTN (D)	1,300,000	1,427,929
Philippine National Bank
3.28%, 09/27/2024, MTN (D) (F)	2,000,000	2,060,942
Powszechna Kasa Oszczednosci Bank Polski SA Via PKO Finance AB
4.63%, 09/26/2022 (D)	1,750,000	1,856,901
QNB Finance, Ltd.
2.13%, 09/07/2021, MTN (D)	1,250,000	1,261,072
3.50%, 03/28/2024, MTN (D)	550,000	590,523
Santander Holdings USA, Inc.
3.24%, 10/05/2026	82,000	86,966
Shinhan Bank Co., Ltd.
3.88%, 03/24/2026, MTN (D)	2,200,000	2,411,270
Skandinaviska Enskilda Banken AB
Fixed until 05/28/2021, 2.50% (A), 05/28/2026, MTN (D)	EUR 3,250,000	3,872,572
Societe Generale SA
Fixed until 12/18/2023 (E), 7.88% (A) (B)	$ 2,000,000	2,127,500
Standard Chartered PLC
Fixed until 04/01/2030, 4.64% (A), 04/01/2031 (B)	815,000	950,232
Fixed until 04/02/2022 (E), 7.50% (A) (B)	3,488,000	3,609,731
Synovus Bank
Fixed until 02/10/2022, 2.29% (A), 02/10/2023	271,000	275,861
Truist Bank
2.25%, 03/11/2030	1,923,000	2,031,627
Turkiye Sinai Kalkinma Bankasi AS
6.00%, 01/23/2025 (D)	1,000,000	945,820
UniCredit SpA
Fixed until 07/03/2024, 1.63% (A), 07/03/2025, MTN (D)	EUR 3,000,000	3,501,167
Fixed until 06/30/2030, 5.46% (A), 06/30/2035 (B)	$ 4,384,000	4,527,542
United Overseas Bank, Ltd.
Fixed until 09/16/2021, 3.50% (A), 09/16/2026, MTN (D)	1,300,000	1,326,234
Wells Fargo & Co.
3-Month LIBOR + 1.11%, 1.37% (A), 01/24/2023	4,000,000	4,037,573

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Wells Fargo & Co. (continued)
Fixed until 06/02/2027, 2.39% (A), 06/02/2028, MTN	$ 268,000	$ 280,757
Fixed until 04/30/2040, 3.07% (A), 04/30/2041	2,742,000	2,995,101
4.30%, 07/22/2027, MTN	873,000	1,004,817
4.65%, 11/04/2044, MTN	3,907,000	4,980,586
Fixed until 04/04/2050, 5.01% (A), 04/04/2051, MTN	675,000	964,703
Woori Bank
5.13%, 08/06/2028, MTN (D)	1,900,000	2,254,175
Zions Bancorp NA
3.25%, 10/29/2029	2,828,000	2,831,952

		185,523,127

Beverages - 1.9%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046	8,700,000	11,112,479
Anheuser-Busch InBev SA
3.70%, 04/02/2040 (D)	EUR 2,200,000	3,303,677
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 04/15/2048	$ 1,648,000	2,039,559
4.75%, 01/23/2029	140,000	172,300
Coca-Cola Co.
2.60%, 06/01/2050	1,072,000	1,148,002
2.95%, 03/25/2025	169,000	187,869
Constellation Brands, Inc.
3.75%, 05/01/2050	654,000	771,874
Diageo Capital PLC
2.13%, 04/29/2032	242,000	259,518
Heineken NV
2.25%, 03/30/2030, MTN (D)	EUR 1,690,000	2,302,373
3.50%, 01/29/2028 (B)	$ 395,000	454,065
Keurig Dr. Pepper, Inc.
3.80%, 05/01/2050	1,448,000	1,790,925
4.50%, 11/15/2045	963,000	1,297,575
4.99%, 05/25/2038	634,000	856,179
PepsiCo, Inc.
2.25%, 03/19/2025	164,000	176,585
2.88%, 10/15/2049	3,932,000	4,550,688

		30,423,668

Biotechnology - 0.8%
AbbVie, Inc.
4.05%, 11/21/2039 (B)	2,025,000	2,491,636
4.25%, 11/21/2049 (B)	2,597,000	3,303,826
4.50%, 05/14/2035	782,000	983,714
Amgen, Inc.
3.15%, 02/21/2040	2,979,000	3,363,781
3.38%, 02/21/2050	929,000	1,089,538
5.15%, 11/15/2041	843,000	1,198,408
Biogen, Inc.
3.15%, 05/01/2050	592,000	624,544

		13,055,447

Building Products - 0.5%
Carrier Global Corp.
2.72%, 02/15/2030 (B)	655,000	692,215
3.38%, 04/05/2040 (B)	2,254,000	2,435,487

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products (continued)
Carrier Global Corp. (continued)
3.58%, 04/05/2050 (B)	$ 565,000	$ 623,331
Griffon Corp.
5.75%, 03/01/2028	1,754,000	1,832,930
Owens Corning
4.30%, 07/15/2047	1,192,000	1,296,447
Standard Industries, Inc.
6.00%, 10/15/2025 (B)	845,000	880,034

		7,760,444

Capital Markets - 2.7%
Altice France Holding SA
6.00%, 02/15/2028 (B)	1,825,000	1,822,792
Ameriprise Financial, Inc.
3.00%, 03/22/2022	157,000	163,427
Bank of New York Mellon Corp.
Fixed until 09/20/2025 (E), 4.70% (A)	1,667,000	1,804,994
Charles Schwab Corp.
3.85%, 05/21/2025	420,000	480,709
Fixed until 06/01/2025 (E), 5.38% (A)	2,270,000	2,485,650
Credit Suisse Group AG
Fixed until 06/05/2025, 2.19% (A), 06/05/2026 (B)	250,000	257,099
Fixed until 04/01/2030, 4.19% (A), 04/01/2031 (B)	288,000	336,130
Fixed until 07/17/2023 (E), 7.50% (A) (B)	1,745,000	1,840,172
Fixed until 12/11/2023 (E), 7.50% (A) (B)	1,700,000	1,863,625
Deutsche Bank AG
4.25%, 02/04/2021	151,000	153,216
Donnelley Financial Solutions, Inc.
8.25%, 10/15/2024	949,000	958,490
Goldman Sachs Group, Inc.
0.88%, 01/21/2030, MTN (D)	EUR 1,500,000	1,768,866
2.35%, 11/15/2021	$ 811,000	815,279
3.50%, 11/16/2026	177,000	197,480
3.80%, 03/15/2030	150,000	175,816
Fixed until 10/31/2037, 4.02% (A), 10/31/2038	1,528,000	1,861,261
Fixed until 04/23/2038, 4.41% (A), 04/23/2039	3,742,000	4,783,916
6.75%, 10/01/2037	1,600,000	2,403,524
Huarong Finance II Co., Ltd.
5.00%, 11/19/2025, MTN (D)	1,000,000	1,121,980
Intercontinental Exchange, Inc.
3.00%, 06/15/2050	575,000	659,965
LPL Holdings, Inc.
4.63%, 11/15/2027 (B)	410,000	422,300
5.75%, 09/15/2025 (B)	1,125,000	1,170,000
Morgan Stanley
Fixed until 04/01/2030, 3.62% (A), 04/01/2031, MTN	598,000	699,645
3.63%, 01/20/2027	484,000	557,201
Fixed until 07/22/2037, 3.97% (A), 07/22/2038	2,029,000	2,531,170
5.00%, 11/24/2025	36,000	42,911
SURA Asset Management SA
4.38%, 04/11/2027 (D)	750,000	807,000

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
SURA Asset Management SA (continued)
4.88%, 04/17/2024 (D)	$ 1,550,000	$ 1,674,015
UBS AG
Fixed until 02/12/2021, 4.75% (A), 02/12/2026, MTN (D)	EUR 3,700,000	4,443,058
UBS Group AG
Fixed until 08/15/2022, 2.86% (A), 08/15/2023 (B)	$ 612,000	637,091
Fixed until 01/31/2024 (E), 7.00% (A) (B)	3,225,000	3,422,080

		42,360,862

Chemicals - 1.9%
Air Products & Chemicals, Inc.
1.85%, 05/15/2027	128,000	136,121
Albemarle Wodgina Pty, Ltd.
3.45%, 11/15/2029	745,000	736,919
Braskem Finance BV
4.50%, 01/10/2028 - 01/31/2030 (B)	2,698,000	2,514,650
4.50%, 01/31/2030 (D)	1,010,000	935,513
5.88%, 01/31/2050 (D)	985,000	888,963
Braskem Idesa SAPI 7.45%, 11/15/2029 (D)	1,080,000	950,400
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co., LP 3.30%, 05/01/2023 (B)	70,000	74,023
CNAC Finbridge Co., Ltd.
4.88%, 03/14/2025 (D)	1,800,000	2,020,662
Consolidated Energy Finance SA
6.88%, 06/15/2025 (B)	1,085,000	1,028,037
Dow Chemical Co.
4.80%, 11/30/2028	110,000	135,233
Ecolab, Inc.
2.38%, 08/10/2022	375,000	389,369
Equate Petrochemical BV
3.00%, 03/03/2022 (D)	1,700,000	1,726,248
Huntsman International LLC
4.50%, 05/01/2029	1,459,000	1,594,589
MEGlobal Canada ULC
5.88%, 05/18/2030 (B)	1,236,000	1,458,940
Minerals Technologies, Inc.
5.00%, 07/01/2028 (B)	1,074,000	1,114,597
Nutrien, Ltd.
3.95%, 05/13/2050	962,000	1,149,227
OCI NV
5.25%, 11/01/2024 (B)	1,340,000	1,346,700
Olin Corp.
9.50%, 06/01/2025 (B)	966,000	1,101,240
Praxair, Inc.
2.25%, 09/24/2020	287,000	287,780
Sasol Financing USA LLC
5.88%, 03/27/2024	1,800,000	1,683,000
6.50%, 09/27/2028	1,400,000	1,263,500
Sherwin-Williams Co.
2.30%, 05/15/2030	131,000	138,910
Westlake Chemical Corp.
1.63%, 07/17/2029	EUR 2,890,000	3,319,511
3.38%, 06/15/2030	$ 1,746,000	1,853,185
Yara International ASA
3.15%, 06/04/2030 (B)	509,000	549,758

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Yingde Gases Investment, Ltd.
6.25%, 01/19/2023 (D)	$ 1,420,000	$ 1,468,533

		29,865,608

Commercial Services & Supplies - 1.0%
Ahern Rentals, Inc.
7.38%, 05/15/2023 (B)	2,870,000	1,277,150
Brink’s Co.
4.63%, 10/15/2027 (B)	1,120,000	1,139,320
5.50%, 07/15/2025 (B)	707,000	751,188
Garda World Security Corp.
9.50%, 11/01/2027 (B)	1,711,000	1,864,990
Harsco Corp.
5.75%, 07/31/2027 (B)	2,006,000	2,104,575
KAR Auction Services, Inc.
5.13%, 06/01/2025 (B)	1,034,000	1,039,170
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.25%, 04/15/2024 (B)	350,000	376,250
5.75%, 04/15/2026 (B)	1,415,000	1,570,650
6.25%, 01/15/2028 (B)	1,800,000	1,876,500
Sotheby’s
7.38%, 10/15/2027 (B) (F)	1,970,000	1,989,700
Trane Technologies Luxembourg Finance SA
4.50%, 03/21/2049	1,496,000	1,925,586

		15,915,079

Construction & Engineering - 0.3%
ABB Finance USA, Inc.
3.38%, 04/03/2023	176,000	188,813
IHS Holdco BV
8.00%, 09/18/2027 (D) (F)	1,850,000	1,882,375
Mattamy Group Corp.
5.25%, 12/15/2027 (B)	1,426,000	1,479,475
Tutor Perini Corp.
6.88%, 05/01/2025 (B) (F)	1,470,000	1,466,090

		5,016,753

Construction Materials - 0.3%
Cemex SAB de CV
7.38%, 06/05/2027 (B)	600,000	639,666
7.38%, 06/05/2027 (D)	780,000	831,566
Holcim Finance Luxembourg SA 0.50%, 11/29/2026, MTN (D)	EUR 1,800,000	2,123,182
Vulcan Materials Co.
3.50%, 06/01/2030	$ 699,000	784,846

		4,379,260

Consumer Finance - 1.3%
Altice Financing SA
5.00%, 01/15/2028 (B)	1,506,000	1,545,984
American Express Co.
3.40%, 02/22/2024	128,000	139,944
4.20%, 11/06/2025	107,000	125,833
BMW US Capital LLC
3.10%, 04/12/2021 (B)	180,000	183,323
Credit Acceptance Corp.
6.63%, 03/15/2026	1,664,000	1,736,800

The notes are an integral part of this report. Transamerica Funds	Page 6

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Credito Real SAB de CV SOFOM ER
7.25%, 07/20/2023 (D)	$ 900,000	$ 859,500
9.50%, 02/07/2026 (D)	530,000	520,725
Daimler Finance North America LLC
2.00%, 07/06/2021 (B)	351,000	354,704
Enova International, Inc.
8.50%, 09/15/2025 (B)	2,328,000	2,095,200
Ford Motor Credit Co. LLC
5.13%, 06/16/2025	269,000	286,773
General Motors Financial Co., Inc.
0.20%, 09/02/2022, MTN (D)	EUR 2,175,000	2,506,513
2.75%, 06/20/2025	$ 152,000	156,831
3.20%, 07/06/2021	461,000	468,535
3.60%, 06/21/2030	958,000	984,454
goeasy, Ltd.
5.38%, 12/01/2024 (B)	1,256,000	1,301,354
Hyundai Capital America
3.40%, 06/20/2024 (B)	137,000	143,894
5.88%, 04/07/2025 (B) (F)	1,500,000	1,754,244
John Deere Capital Corp.
2.95%, 04/01/2022, MTN	289,000	301,523
3.45%, 01/10/2024, MTN	199,000	218,351
3.65%, 10/12/2023	79,000	86,974
Navient Corp.
5.00%, 03/15/2027	650,000	622,375
OneMain Finance Corp.
5.38%, 11/15/2029	1,243,000	1,311,489
6.88%, 03/15/2025	1,500,000	1,676,250
PACCAR Financial Corp.
0.80%, 06/08/2023, MTN	103,000	103,798
Synchrony Financial
4.50%, 07/23/2025	417,000	451,079
Volkswagen Group of America Finance LLC
3.35%, 05/13/2025 (B)	279,000	304,489

		20,240,939

Containers & Packaging - 0.7%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 5.25%, 08/15/2027 (B)	1,300,000	1,360,801
Avery Dennison Corp.
2.65%, 04/30/2030	642,000	682,298
Bemis Co., Inc.
2.63%, 06/19/2030	65,000	69,011
Cascades, Inc. / Cascades USA, Inc.
5.13%, 01/15/2026 (B)	36,000	37,170
5.38%, 01/15/2028 (B)	1,163,000	1,203,705
Intertape Polymer Group, Inc.
7.00%, 10/15/2026 (B)	1,760,000	1,837,000
Klabin Austria GmbH
7.00%, 04/03/2049 (D)	450,000	493,875
7.00%, 04/03/2049 (B)	1,459,000	1,601,252
Sealed Air Corp.
5.13%, 12/01/2024 (B)	209,000	229,900
Silgan Holdings, Inc.
4.75%, 03/15/2025	875,000	890,312
Sonoco Products Co.
3.13%, 05/01/2030	845,000	930,070

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging (continued)
Trivium Packaging Finance BV
8.50%, 08/15/2027 (B)	$ 1,275,000	$ 1,396,125

		10,731,519

Distributors - 0.3%
Ingram Micro, Inc.
5.45%, 12/15/2024	2,175,000	2,240,634
Performance Food Group, Inc.
5.50%, 10/15/2027 (B)	1,600,000	1,652,000

		3,892,634

Diversified Consumer Services - 0.1%
Ford Foundation
2.82%, 06/01/2070	835,000	920,814
frontdoor, Inc.
6.75%, 08/15/2026 (B)	313,000	337,649

		1,258,463

Diversified Financial Services - 0.9%
Fairstone Financial, Inc.
7.88%, 07/15/2024 (B)	1,580,000	1,595,800
GE Capital Funding LLC
4.40%, 05/15/2030 (B)	1,119,000	1,179,486
GE Capital International Funding Unlimited Co.
3.37%, 11/15/2025	313,000	330,689
4.42%, 11/15/2035	3,467,000	3,579,835
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.25%, 02/01/2027 (B)	1,675,000	1,415,375
Lukoil Securities BV
3.88%, 05/06/2030 (B)	2,000,000	2,118,380
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/2025	482,000	529,080
Fixed until 04/30/2023, 4.75% (A), 04/30/2043	624,000	627,138
Fixed until 04/20/2026, 5.25% (A), 04/20/2046	538,000	581,040
Quicken Loans LLC
5.75%, 05/01/2025 (B)	882,000	909,285
Unifin Financiera SAB de CV
7.25%, 09/27/2023 (D)	500,000	398,755
Voya Financial, Inc.
Fixed until 01/23/2028, 4.70% (A), 01/23/2048	977,000	972,115

		14,236,978

Diversified Telecommunication Services - 3.2%
AT&T, Inc.
1.65%, 02/01/2028 (C)	49,000	49,867
3.15%, 09/04/2036	EUR 1,000,000	1,391,485
3.40%, 05/15/2025	$ 879,000	977,751
4.50%, 05/15/2035	1,103,000	1,324,056
4.75%, 05/15/2046	2,248,000	2,800,805
4.80%, 06/15/2044	1,190,000	1,490,708
4.85%, 07/15/2045	3,619,000	4,484,478
4.90%, 08/15/2037	1,889,000	2,371,212
5.35%, 12/15/2043	912,000	1,158,972

The notes are an integral part of this report. Transamerica Funds	Page 7

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
CenturyLink, Inc.
5.13%, 12/15/2026 (B)	$ 1,973,000	$ 2,065,514
7.50%, 04/01/2024	1,014,000	1,145,820
Cogent Communications Group, Inc.
5.38%, 03/01/2022 (B)	1,125,000	1,172,813
Connect Finco SARL / Connect US Finco LLC
6.75%, 10/01/2026 (B)	1,849,000	1,895,780
Deutsche Telekom AG
3.63%, 01/21/2050 (B)	1,705,000	2,013,769
Hughes Satellite Systems Corp.
6.63%, 08/01/2026	2,024,000	2,251,700
Ooredoo International Finance, Ltd.
3.25%, 02/21/2023, MTN (D)	2,200,000	2,304,500
Telecom Italia Capital SA
7.72%, 06/04/2038	810,000	1,124,661
Telefonica Emisiones SA
4.67%, 03/06/2038	1,368,000	1,675,271
5.21%, 03/08/2047	1,022,000	1,316,519
Telesat Canada / Telesat LLC
4.88%, 06/01/2027 (B)	142,000	144,130
6.50%, 10/15/2027 (B)	2,160,000	2,220,048
TELUS Corp.
4.30%, 06/15/2049	696,000	861,196
Verizon Communications, Inc.
3.00%, 03/22/2027	173,000	194,932
3.15%, 03/22/2030	922,000	1,058,346
3.38%, 02/15/2025	115,000	129,127
4.02%, 12/03/2029	168,000	205,069
4.27%, 01/15/2036	562,000	721,783
4.40%, 11/01/2034	1,144,000	1,474,092
5.25%, 03/16/2037	6,044,000	8,528,014
Zayo Group Holdings, Inc.
6.13%, 03/01/2028 (B)	1,789,000	1,847,143

		50,399,561

Electric Utilities - 3.9%
AEP Texas, Inc.
4.15%, 05/01/2049	815,000	1,031,030
AEP Transmission Co. LLC
3.80%, 06/15/2049	1,013,000	1,289,237
Avangrid, Inc.
3.20%, 04/15/2025	283,000	313,389
CenterPoint Energy Houston Electric LLC
4.25%, 02/01/2049	531,000	733,104
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	191,000	254,908
Dominion Energy South Carolina, Inc.
5.10%, 06/01/2065	107,000	171,995
DTE Electric Co.
2.95%, 03/01/2050	1,123,000	1,279,930
3.95%, 03/01/2049	1,953,000	2,590,294
4.05%, 05/15/2048	1,185,000	1,587,004
Duke Energy Carolinas LLC
3.75%, 06/01/2045	2,242,000	2,839,256
Duke Energy Indiana LLC
3.25%, 10/01/2049	1,901,000	2,294,177
Electricite de France SA
5.00%, 09/21/2048 (B)	2,604,000	3,506,797

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Emera US Finance, LP
4.75%, 06/15/2046	$ 714,000	$ 927,485
Empresas Publicas de Medellin ESP
4.38%, 02/15/2031 (B)	845,000	864,013
Enel Finance International NV
4.25%, 09/14/2023 (B)	200,000	218,304
4.75%, 05/25/2047 (B)	779,000	1,010,102
Enel SpA
Fixed until 02/24/2025, 3.50% (A), 05/24/2080 (D)	EUR 1,575,000	1,952,993
Energuate Trust
5.88%, 05/03/2027 (D)	$ 520,000	525,205
Engie Energia Chile SA
3.40%, 01/28/2030 (B)	253,000	269,825
Entergy Texas, Inc.
4.50%, 03/30/2039	851,000	1,068,512
Evergy Kansas Central, Inc.
3.45%, 04/15/2050	1,422,000	1,737,927
Exelon Corp.
4.70%, 04/15/2050	840,000	1,161,079
Exelon Generation Co. LLC
3.25%, 06/01/2025	126,000	139,250
Fenix Power Peru SA
4.32%, 09/20/2027 (D)	1,662,353	1,651,980
FirstEnergy Corp.
7.38%, 11/15/2031	1,502,000	2,155,814
Georgia Power Co.
4.30%, 03/15/2042	1,080,000	1,338,268
Interstate Power & Light Co.
3.50%, 09/30/2049	539,000	645,596
Israel Electric Corp., Ltd.
5.00%, 11/12/2024 (D)	1,650,000	1,855,425
ITC Holdings Corp.
2.95%, 05/14/2030 (B)	113,000	125,301
Kentucky Utilities Co.
3.30%, 06/01/2050	419,000	494,589
Lamar Funding, Ltd.
3.96%, 05/07/2025 (D) (F)	800,000	745,880
Minejesa Capital BV
4.63%, 08/10/2030 (D)	1,500,000	1,578,750
Mong Duong Finance Holdings BV
5.13%, 05/07/2029 (D)	1,000,000	1,003,131
NextEra Energy Operating Partners, LP
4.25%, 07/15/2024 (B)	1,100,000	1,171,500
NSTAR Electric Co.
3.95%, 04/01/2030	151,000	186,685
NTPC, Ltd.
4.38%, 11/26/2024, MTN (D)	1,310,000	1,396,280
Oklahoma Gas & Electric Co.
3.85%, 08/15/2047	27,000	31,772
OmGrid Funding, Ltd.
5.20%, 05/16/2027 (D)	1,500,000	1,413,576
Orazul Energy Egenor SCA
5.63%, 04/28/2027 (D)	1,500,000	1,509,390
Pacific Gas & Electric Co.
3.95%, 12/01/2047	1,895,000	2,036,460
4.30%, 03/15/2045	230,000	253,452
PacifiCorp
3.30%, 03/15/2051	834,000	1,025,122
4.15%, 02/15/2050	1,688,000	2,287,460

The notes are an integral part of this report. Transamerica Funds	Page 8

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Pattern Energy Operations, LP / Pattern Energy Operations, Inc.
4.50%, 08/15/2028 (B)	$ 1,345,000	$ 1,425,700
PECO Energy Co.
3.00%, 09/15/2049	902,000	1,051,425
Public Service Electric & Gas Co.
3.20%, 08/01/2049, MTN	760,000	916,260
Puget Sound Energy, Inc.
4.22%, 06/15/2048	1,667,000	2,282,556
Southern California Edison Co.
3.65%, 02/01/2050	1,731,000	2,008,263
Talen Energy Supply LLC
6.63%, 01/15/2028 (B)	1,801,000	1,808,438
7.25%, 05/15/2027 (B)	152,000	158,080
Union Electric Co.
2.95%, 06/15/2027	151,000	168,866
Vistra Operations Co. LLC
5.00%, 07/31/2027 (B)	1,367,000	1,459,272

		61,951,107

Electrical Equipment - 0.5%
EnerSys
4.38%, 12/15/2027 (B)	535,000	540,511
5.00%, 04/30/2023 (B)	2,125,000	2,176,531
Hubbell, Inc.
3.35%, 03/01/2026	122,000	130,771
Siemens Financieringsmaatschappij NV
3.25%, 05/27/2025 (B)	432,000	485,023
3.30%, 09/15/2046 (B)	2,535,000	3,135,512
WESCO Distribution, Inc.
7.13%, 06/15/2025 (B)	434,000	476,267
7.25%, 06/15/2028 (B)	1,320,000	1,442,100

		8,386,715

Electronic Equipment, Instruments & Components - 0.5%
Arrow Electronics, Inc.
4.00%, 04/01/2025	112,000	121,068
Corning, Inc.
5.45%, 11/15/2079	3,369,000	4,377,763
Trimble, Inc.
4.75%, 12/01/2024	19,000	21,055
4.90%, 06/15/2028	2,207,000	2,595,923

		7,115,809

Energy Equipment & Services - 1.0%
Archrock Partners, LP / Archrock Partners Finance Corp.
6.88%, 04/01/2027 (B)	1,332,000	1,363,249
Azure Power Solar Energy Pvt, Ltd.
5.65%, 12/24/2024, MTN (D)	970,000	989,157
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
4.49%, 05/01/2030	443,000	526,899
Genesis Energy, LP / Genesis Energy Finance Corp.
5.63%, 06/15/2024	2,096,000	1,936,180
6.00%, 05/15/2023	750,000	705,000
6.50%, 10/01/2025	150,000	138,937
Greenko Mauritius, Ltd.
6.25%, 02/21/2023 (D)	1,410,000	1,448,906
Halliburton Co.
2.92%, 03/01/2030 (F)	1,203,000	1,209,236

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
Hi-Crush, Inc.
9.50%, 08/01/2026 (B)	$ 430,000	$ 20,425
Neerg Energy, Ltd.
6.00%, 02/13/2022 (D)	1,860,000	1,862,386
Nine Energy Service, Inc.
8.75%, 11/01/2023 (B)	1,384,000	636,640
Pattern Energy Group, Inc.
5.88%, 02/01/2024 (B)	1,282,000	1,320,460
ReNew Power Pvt, Ltd.
6.45%, 09/27/2022 (D)	1,430,000	1,458,600
Schlumberger Holdings Corp.
4.00%, 12/21/2025 (B)	144,000	159,812
USA Compression Partners, LP / USA Compression Finance Corp.
6.88%, 04/01/2026	1,531,000	1,569,275

		15,345,162

Entertainment - 0.3%
Netflix, Inc.
4.88%, 06/15/2030 (B)	2,380,000	2,797,928
Walt Disney Co.
2.20%, 01/13/2028	242,000	255,850
3.50%, 05/13/2040	1,363,000	1,566,268
3.80%, 05/13/2060	358,000	438,325

		5,058,371

Equity Real Estate Investment Trusts - 2.1%
Alexandria Real Estate Equities, Inc. 1.88%, 02/01/2033 (C)	945,000	948,637
American Tower Corp.
2.25%, 01/15/2022	740,000	759,026
3.10%, 06/15/2050	910,000	1,002,525
3.60%, 01/15/2028	22,000	25,164
Columbia Property Trust Operating Partnership, LP
4.15%, 04/01/2025	138,000	146,895
Crown Castle International Corp.
2.25%, 01/15/2031	125,000	129,690
4.30%, 02/15/2029	121,000	145,317
5.20%, 02/15/2049	877,000	1,235,127
CTR Partnership, LP / CareTrust Capital Corp.
5.25%, 06/01/2025	2,120,000	2,162,400
Digital Euro Finco LLC
1.13%, 04/09/2028 (D)	EUR 3,235,000	3,861,093
ESH Hospitality, Inc.
4.63%, 10/01/2027 (B)	$ 1,925,000	1,852,427
5.25%, 05/01/2025 (B)	111,000	113,389
HAT Holdings I LLC / HAT Holdings II LLC
5.25%, 07/15/2024 (B)	495,000	515,728
6.00%, 04/15/2025 (B)	1,255,000	1,350,694
MGM Growth Properties Operating Partnership, LP / MGP Finance Co-Issuer, Inc.
5.75%, 02/01/2027	1,151,000	1,245,958
MPT Operating Partnership, LP / MPT Finance Corp.
5.00%, 10/15/2027	1,255,000	1,345,988

The notes are an integral part of this report. Transamerica Funds	Page 9

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Prologis, LP
2.13%, 04/15/2027	$ 604,000	$ 647,618
3.00%, 04/15/2050	1,837,000	2,116,050
Sabra Health Care, LP
4.80%, 06/01/2024	131,000	132,866
5.13%, 08/15/2026	2,070,000	2,203,716
Simon Property Group, LP
2.65%, 07/15/2030	264,000	270,393
3.25%, 09/13/2049	1,908,000	1,906,310
3.38%, 12/01/2027	17,000	18,673
3.80%, 07/15/2050	2,300,000	2,508,489
Trust Fibra Uno
4.87%, 01/15/2030 (B)	930,000	932,911
Unibail-Rodamco-Westfield SE
Fixed until 07/25/2023 (E), 2.13% (A) (D)	EUR 5,600,000	5,686,203
VEREIT Operating Partnership, LP
3.40%, 01/15/2028	$ 64,000	66,417
VICI Properties, LP / VICI Note Co., Inc.
3.75%, 02/15/2027 (B)	130,000	130,975
Welltower, Inc.
2.75%, 01/15/2031	109,000	111,261

		33,571,940

Food & Staples Retailing - 0.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP
4.63%, 01/15/2027 (B)	1,710,000	1,808,325
5.75%, 03/15/2025	308,000	318,780
5.88%, 02/15/2028 (B)	980,000	1,073,100
Alimentation Couche-Tard, Inc.
3.80%, 01/25/2050 (B)	803,000	888,127
Sysco Corp.
2.40%, 02/15/2030	139,000	139,960
5.95%, 04/01/2030	116,000	147,165
6.60%, 04/01/2050	888,000	1,286,495
US Foods, Inc.
6.25%, 04/15/2025 (B)	1,261,000	1,352,423
Walgreens Boots Alliance, Inc.
4.10%, 04/15/2050	1,433,000	1,491,729
Walmart, Inc.
2.55%, 04/11/2023	293,000	308,267

		8,814,371

Food Products - 1.6%
Archer-Daniels-Midland Co.
2.75%, 03/27/2025	74,000	81,001
BRF SA
4.88%, 01/24/2030 (D)	1,000,000	999,700
Campbell Soup Co.
3.13%, 04/24/2050	239,000	264,109
ConAgra Brands, Inc.
4.60%, 11/01/2025	123,000	143,644
5.40%, 11/01/2048	2,062,000	2,993,884
7.00%, 10/01/2028	115,000	157,653
Cydsa SAB de CV
6.25%, 10/04/2027 (D)	380,000	385,138
Dole Food Co., Inc.
7.25%, 06/15/2025 (B)	1,109,000	1,092,365

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Gruma SAB de CV
4.88%, 12/01/2024 (D)	$ 1,800,000	$ 1,998,018
Grupo Bimbo SAB de CV
4.00%, 09/06/2049 (B)	200,000	212,574
Grupo KUO SAB de CV
5.75%, 07/07/2027 (D)	1,360,000	1,276,360
JBS USA LUX SA / JBS USA Finance, Inc.
5.75%, 06/15/2025 (B)	1,087,000	1,115,534
5.88%, 07/15/2024 (B)	230,000	234,313
Kraft Heinz Foods Co.
4.88%, 10/01/2049 (B)	1,037,000	1,145,750
Lamb Weston Holdings, Inc.
4.63%, 11/01/2024 (B)	555,000	581,363
Land O’ Lakes, Inc.
7.00%, 09/18/2028 (B) (E)	4,820,000	4,319,925
Land O’Lakes Capital Trust I
7.45%, 03/15/2028 (B)	975,000	1,082,250
MARB BondCo PLC
7.00%, 03/15/2024 (D)	740,000	769,977
Mars, Inc.
2.38%, 07/16/2040 (B)	1,185,000	1,221,909
Minerva Luxembourg SA
6.50%, 09/20/2026 (D)	1,250,000	1,310,637
Nestle Holdings, Inc.
3.50%, 09/24/2025 (B)	225,000	257,193
Pilgrim’s Pride Corp.
5.88%, 09/30/2027 (B)	830,000	877,725
Sigma Alimentos SA de CV
4.13%, 05/02/2026 (D)	500,000	533,025
Sigma Finance BV
4.88%, 03/27/2028 (D)	1,350,000	1,488,199
Smithfield Foods, Inc.
4.25%, 02/01/2027 (B)	100,000	104,125
5.20%, 04/01/2029 (B)	516,000	575,152

		25,221,523

Gas Utilities - 0.2%
Brooklyn Union Gas Co.
4.49%, 03/04/2049 (B)	59,000	80,099
East Ohio Gas Co.
3.00%, 06/15/2050 (B)	407,000	450,076
ONE Gas, Inc.
4.50%, 11/01/2048	1,662,000	2,246,141
Resources Gas Group, Ltd.
4.50%, 04/05/2022, MTN (D)	1,000,000	1,047,287

		3,823,603

Health Care Equipment & Supplies - 0.6%
Baxter International, Inc.
3.75%, 10/01/2025 (B)	333,000	382,260
Becton Dickinson & Co.
4.69%, 12/15/2044	868,000	1,148,466
DENTSPLY SIRONA, Inc.
3.25%, 06/01/2030	706,000	772,442
DH Europe Finance II SARL
3.25%, 11/15/2039	2,827,000	3,297,352
Hologic, Inc.
4.38%, 10/15/2025 (B)	875,000	896,875

The notes are an integral part of this report. Transamerica Funds	Page 10

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies (continued)
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA
7.25%, 02/01/2028 (B) (F)	$ 195,000	$ 204,019
7.38%, 06/01/2025 (B)	588,000	626,220
Stryker Corp.
1.00%, 12/03/2031	EUR 2,000,000	2,393,638

		9,721,272

Health Care Providers & Services - 1.8%
Acadia Healthcare Co., Inc.
5.50%, 07/01/2028 (B)	$ 1,067,000	1,124,351
Cardinal Health, Inc.
4.60%, 03/15/2043	197,000	228,275
4.90%, 09/15/2045	1,656,000	2,058,593
Centene Corp.
4.25%, 12/15/2027	879,000	933,937
4.63%, 12/15/2029	42,000	46,841
Cigna Corp.
4.90%, 12/15/2048	1,320,000	1,859,859
CVS Health Corp.
4.13%, 04/01/2040	378,000	460,542
4.25%, 04/01/2050	571,000	725,864
4.30%, 03/25/2028	993,000	1,179,684
4.78%, 03/25/2038	724,000	930,174
5.05%, 03/25/2048	2,082,000	2,867,935
HCA, Inc.
5.25%, 06/15/2026	118,000	138,637
5.38%, 02/01/2025	2,870,000	3,235,925
Humana, Inc.
4.88%, 04/01/2030	1,905,000	2,388,260
Laboratory Corp. of America Holdings
4.70%, 02/01/2045	1,198,000	1,588,948
LifePoint Health, Inc.
4.38%, 02/15/2027 (B)	1,421,000	1,452,134
MPH Acquisition Holdings LLC
7.13%, 06/01/2024 (B)	1,350,000	1,385,437
Tenet Healthcare Corp.
4.63%, 07/15/2024	1,600,000	1,628,000
UnitedHealth Group, Inc.
1.25%, 01/15/2026	198,000	204,429
3.13%, 05/15/2060	622,000	729,406
3.75%, 07/15/2025	451,000	517,858
4.25%, 06/15/2048	1,901,000	2,597,022

		28,282,111

Hotels, Restaurants & Leisure - 1.3%
Banijay Entertainment SASU
5.38%, 03/01/2025 (B)	1,400,000	1,407,280
Boyd Gaming Corp.
4.75%, 12/01/2027 (B)	2,031,000	1,952,299
8.63%, 06/01/2025 (B)	40,000	44,095
Brinker International, Inc.
5.00%, 10/01/2024 (B)	2,341,000	2,206,392
Colt Merger Sub, Inc.
6.25%, 07/01/2025 (B)	2,000,000	2,086,250
GLP Capital, LP / GLP Financing II, Inc.
5.38%, 04/15/2026	164,000	183,465
Golden Nugget, Inc.
6.75%, 10/15/2024 (B)	675,000	467,438
8.75%, 10/01/2025 (B)	1,315,000	688,731

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.
6.13%, 12/01/2024	$ 1,907,000	$ 1,926,070
McDonald’s Corp.
3.63%, 09/01/2049, MTN	672,000	797,258
4.20%, 04/01/2050, MTN	658,000	840,684
4.45%, 03/01/2047, MTN	663,000	869,365
SeaWorld Parks & Entertainment, Inc.
8.75%, 05/01/2025 (B) (F)	1,265,000	1,325,087
Silversea Cruise Finance, Ltd.
7.25%, 02/01/2025 (B)	1,355,000	1,307,575
Six Flags Entertainment Corp.
5.50%, 04/15/2027 (B) (F)	1,175,000	1,110,375
Six Flags Theme Parks, Inc.
7.00%, 07/01/2025 (B)	90,000	96,598
Viking Cruises, Ltd.
5.88%, 09/15/2027 (B)	815,000	535,863
6.25%, 05/15/2025 (B)	267,000	175,553
13.00%, 05/15/2025 (B)	139,000	151,204
Wyndham Destinations, Inc.
5.75%, 04/01/2027	1,355,000	1,341,450
6.63%, 07/31/2026 (B)	610,000	632,619

		20,145,651

Household Durables - 0.1%
Toll Brothers Finance Corp.
4.35%, 02/15/2028 (F)	67,000	72,527
Turkiye Sise ve Cam Fabrikalari AS
6.95%, 03/14/2026 (D)	1,740,000	1,774,626

		1,847,153

Household Products - 0.3%
Central Garden & Pet Co.
5.13%, 02/01/2028	1,059,000	1,119,892
Energizer Holdings, Inc.
6.38%, 07/15/2026 (B)	1,675,000	1,783,875
Kimberly-Clark Corp.
3.10%, 03/26/2030	817,000	951,631
3.20%, 07/30/2046	381,000	463,467
Procter & Gamble Co.
1.90%, 10/23/2020	15,000	15,057

		4,333,922

Independent Power & Renewable Electricity Producers - 0.3%
Clearway Energy Operating LLC
4.75%, 03/15/2028 (B)	940,000	1,004,625
5.00%, 09/15/2026	1,750,000	1,835,312
5.75%, 10/15/2025	84,000	89,670
Termocandelaria Power, Ltd.
7.88%, 01/30/2029 (D)	1,810,000	1,902,781

		4,832,388

Industrial Conglomerates - 0.4%
Carlisle Cos., Inc.
2.75%, 03/01/2030	100,000	104,891
General Electric Co.
1.88%, 05/28/2027	EUR 3,000,000	3,523,886
3.63%, 05/01/2030	$ 198,000	200,424
4.35%, 05/01/2050 (F)	834,000	864,968

The notes are an integral part of this report. Transamerica Funds	Page 11

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Industrial Conglomerates (continued)
KOC Holding AS
6.50%, 03/11/2025 (D)	$ 1,400,000	$ 1,423,800
Roper Technologies, Inc.
2.80%, 12/15/2021	341,000	351,252

		6,469,221

Insurance - 3.8%
Ageas SA
Fixed until 07/02/2029, 3.25% (A), 07/02/2049 (D)	EUR 2,400,000	3,003,774
Allianz SE
Fixed until 10/24/2023 (E), 4.75% (A), MTN (D)	3,500,000	4,576,338
American International Group, Inc.
4.38%, 01/15/2055	$ 1,870,000	2,314,221
AmWINS Group, Inc.
7.75%, 07/01/2026 (B)	1,270,000	1,398,588
Assurant, Inc.
6.75%, 02/15/2034	51,000	62,004
Fixed until 03/27/2028, 7.00% (A), 03/27/2048 (F)	2,100,000	2,194,500
Athene Holding, Ltd.
6.15%, 04/03/2030	1,961,000	2,340,962
Berkshire Hathaway Finance Corp.
4.25%, 01/15/2049	3,097,000	4,274,279
Brighthouse Financial, Inc.
4.70%, 06/22/2047	2,321,000	2,280,983
5.63%, 05/15/2030	2,183,000	2,512,957
Credit Agricole Assurances SA
Fixed until 09/27/2028, 4.75% (A), 09/27/2048 (D)	EUR 2,100,000	2,949,883
Enstar Group, Ltd.
4.95%, 06/01/2029	$ 1,260,000	1,385,703
Guardian Life Insurance Co. of America
3.70%, 01/22/2070 (B)	278,000	316,197
Liberty Mutual Group, Inc.
Fixed until 05/23/2024, 3.63% (A), 05/23/2059 (D)	EUR 2,000,000	2,314,673
3.95%, 05/15/2060 (B)	$ 309,000	362,969
Manulife Financial Corp.
Fixed until 02/24/2027, 4.06% (A), 02/24/2032	1,401,000	1,495,568
Markel Corp.
Fixed until 06/01/2025 (E), 6.00% (A)	2,667,000	2,803,684
New York Life Insurance Co.
3.75%, 05/15/2050 (B)	1,208,000	1,468,778
4.45%, 05/15/2069 (B)	1,906,000	2,537,113
Northwestern Mutual Life Insurance Co.
3.63%, 09/30/2059 (B)	896,000	1,071,972
Progressive Corp.
3.95%, 03/26/2050	378,000	516,124
4.20%, 03/15/2048	2,633,000	3,661,821
Prudential Financial, Inc.
1.50%, 03/10/2026, MTN	343,000	354,650
3.00%, 03/10/2040, MTN	760,000	851,185
Fixed until 06/15/2023, 5.63% (A), 06/15/2043	707,000	765,632
5.70%, 12/14/2036, MTN	2,504,000	3,623,987

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Prudential Financial, Inc. (continued)
Fixed until 09/15/2028, 5.70% (A), 09/15/2048 (F)	$ 243,000	$ 286,740
QBE Insurance Group, Ltd.
Fixed until 05/12/2025 (E), 5.88% (A) (B) (F)	1,742,000	1,824,745
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047 (B)	2,415,000	3,068,848
Unum Group
4.50%, 03/15/2025	64,000	70,650
Willis North America, Inc.
3.88%, 09/15/2049	1,574,000	1,926,427
5.05%, 09/15/2048	720,000	1,009,362

		59,625,317

Interactive Media & Services - 0.1%
Tencent Holdings, Ltd.
3.24%, 06/03/2050 (B)	1,000,000	1,115,591

Internet & Catalog Retail - 0.1%
GrubHub Holdings, Inc.
5.50%, 07/01/2027 (B)	1,310,000	1,367,312

Internet & Direct Marketing Retail - 0.3%
Amazon.com, Inc.
2.80%, 08/22/2024	231,000	251,689
4.80%, 12/05/2034	614,000	867,314
Prosus NV
2.03%, 08/03/2032 (B) (C)	EUR 2,035,000	2,425,238
5.50%, 07/21/2025 (D)	$ 1,300,000	1,483,625

		5,027,866

IT Services - 1.2%
Alliance Data Systems Corp.
4.75%, 12/15/2024 (B)	2,115,000	1,956,375
Banff Merger Sub, Inc.
9.75%, 09/01/2026 (B)	1,995,000	2,111,468
Fiserv, Inc.
1.63%, 07/01/2030	EUR 1,750,000	2,190,726
4.40%, 07/01/2049	$ 500,000	671,320
Global Payments, Inc.
3.80%, 04/01/2021	297,000	302,686
International Business Machines Corp.
2.95%, 05/15/2050	1,842,000	2,025,580
Leidos, Inc.
3.63%, 05/15/2025 (B)	100,000	110,470
4.38%, 05/15/2030 (B)	1,145,000	1,338,791
Mastercard, Inc.
2.00%, 03/03/2025	193,000	205,844
3.80%, 11/21/2046	2,725,000	3,536,131
3.85%, 03/26/2050	452,000	602,287
Presidio Holdings, Inc.
8.25%, 02/01/2028 (B) (F)	675,000	702,000
Rackspace Hosting, Inc.
8.63%, 11/15/2024 (B) (F)	1,350,000	1,410,750
Tempo Acquisition LLC / Tempo Acquisition Finance Corp.
5.75%, 06/01/2025 (B)	237,000	249,443
6.75%, 06/01/2025 (B)	1,290,000	1,331,925

		18,745,796

The notes are an integral part of this report. Transamerica Funds	Page 12

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Life Sciences Tools & Services - 0.1%
Jaguar Holding Co. II / PPD Development, LP
4.63%, 06/15/2025 (B)	$ 201,000	$ 210,045
5.00%, 06/15/2028 (B)	842,000	896,477

		1,106,522

Machinery - 1.0%
Caterpillar Financial Services Corp.
0.65%, 07/07/2023	227,000	228,445
1.45%, 05/15/2025, MTN	172,000	177,952
Caterpillar, Inc.
3.25%, 09/19/2049	1,024,000	1,227,389
CNH Industrial Capital LLC
4.20%, 01/15/2024	144,000	155,250
CNH Industrial Finance Europe SA
1.75%, 03/25/2027, MTN (D)	EUR 2,200,000	2,581,183
CNH Industrial NV
3.85%, 11/15/2027, MTN (F)	$ 104,000	112,595
4.50%, 08/15/2023	113,000	122,386
Deere & Co.
3.75%, 04/15/2050	2,404,000	3,131,358
Elementia SAB de CV
5.50%, 01/15/2025 (D)	1,190,000	1,060,314
HTA Group, Ltd.
7.00%, 12/18/2025 (B)	1,400,000	1,444,912
Illinois Tool Works, Inc.
3.50%, 03/01/2024	135,000	148,465
Parker-Hannifin Corp.
4.00%, 06/14/2049	1,889,000	2,366,877
Stanley Black & Decker, Inc.
3.40%, 03/01/2026	128,000	145,122
Fixed until 03/15/2025, 4.00% (A), 03/15/2060	231,000	240,548
4.85%, 11/15/2048 (F)	651,000	937,981
5.20%, 09/01/2040	781,000	1,091,121
Xylem, Inc.
1.95%, 01/30/2028	289,000	300,423

		15,472,321

Marine - 0.2%
Hidrovias International Finance SARL
5.95%, 01/24/2025 (D)	1,670,000	1,699,242
Kirby Corp.
4.20%, 03/01/2028	84,000	87,166
Pelabuhan Indonesia II PT
4.25%, 05/05/2025 (D)	1,300,000	1,399,125

		3,185,533

Media - 2.7%
Belo Corp.
7.25%, 09/15/2027	2,275,000	2,479,750
Block Communications, Inc.
4.88%, 03/01/2028 (B)	1,515,000	1,530,150
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00%, 02/01/2028 (B)	418,000	443,080
5.38%, 06/01/2029 (B)	1,645,000	1,801,275
Charter Communications Operating LLC / Charter Communications Operating Capital
3.70%, 04/01/2051	1,274,000	1,336,654
4.80%, 03/01/2050	1,066,000	1,291,727

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Charter Communications Operating LLC / Charter Communications Operating Capital (continued)
5.05%, 03/30/2029	$ 288,000	$ 349,989
5.38%, 04/01/2038	398,000	502,138
6.38%, 10/23/2035	1,075,000	1,481,510
Comcast Corp.
3.20%, 07/15/2036	185,000	215,530
3.30%, 02/01/2027	122,000	138,495
3.75%, 04/01/2040	751,000	936,062
3.90%, 03/01/2038	366,000	458,148
3.97%, 11/01/2047	1,397,000	1,788,935
4.15%, 10/15/2028	445,000	546,956
4.60%, 10/15/2038	2,960,000	4,004,044
CSC Holdings LLC
5.25%, 06/01/2024	1,017,000	1,118,700
5.50%, 04/15/2027 (B)	2,070,000	2,220,075
Discovery Communications LLC
4.95%, 05/15/2042	1,252,000	1,512,122
EW Scripps Co.
5.13%, 05/15/2025 (B)	1,836,000	1,803,870
Globo Comunicacao e Participacoes SA
4.88%, 01/22/2030 (D)	1,825,000	1,802,187
National CineMedia LLC
5.88%, 04/15/2028 (B)	1,935,000	1,543,163
Nielsen Finance LLC / Nielsen Finance Co.
5.00%, 04/15/2022 (B)	2,350,000	2,360,340
Omnicom Group, Inc.
2.45%, 04/30/2030 (F)	221,000	230,167
4.20%, 06/01/2030	196,000	233,079
Sirius XM Radio, Inc.
4.63%, 07/15/2024 (B)	1,034,000	1,088,802
Terrier Media Buyer, Inc.
8.88%, 12/15/2027 (B)	1,434,000	1,469,850
Time Warner Cable LLC
6.55%, 05/01/2037	952,000	1,317,632
Univision Communications, Inc.
5.13%, 02/15/2025 (B)	502,000	486,940
6.63%, 06/01/2027 (B)	1,585,000	1,589,438
9.50%, 05/01/2025 (B)	67,000	73,198
ViacomCBS, Inc.
4.38%, 03/15/2043	1,009,000	1,112,320
4.95%, 01/15/2031 - 05/19/2050	1,413,000	1,702,527
5.85%, 09/01/2043	1,665,000	2,142,796

		43,111,649

Metals & Mining - 2.2%
Anglo American Capital PLC
5.38%, 04/01/2025 (B)	263,000	303,132
Cleveland-Cliffs, Inc.
5.75%, 03/01/2025 (F)	282,000	243,225
6.75%, 03/15/2026 (B)	1,084,000	1,089,420
9.88%, 10/17/2025 (B)	916,000	1,000,730
Commercial Metals Co.
5.75%, 04/15/2026	1,040,000	1,084,200
First Quantum Minerals, Ltd.
7.25%, 04/01/2023 (D)	890,000	893,960
7.25%, 04/01/2023 (B)	1,803,000	1,811,023
7.50%, 04/01/2025 (B)	970,000	979,700

The notes are an integral part of this report. Transamerica Funds	Page 13

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
FMG Resources August 2006 Pty, Ltd.
4.50%, 09/15/2027 (B)	$ 1,598,000	$ 1,738,784
Freeport-McMoRan, Inc.
4.13%, 03/01/2028	124,000	130,355
4.25%, 03/01/2030	2,174,000	2,271,395
4.38%, 08/01/2028	546,000	578,924
4.63%, 08/01/2030	546,000	584,935
5.25%, 09/01/2029	128,000	139,840
Glencore Finance Europe, Ltd.
1.50%, 10/15/2026, MTN (D)	EUR 1,700,000	2,023,237
GTL Trade Finance, Inc. / Gerdau Holdings, Inc.
5.89%, 04/29/2024 (D)	$ 800,000	871,008
GUSAP III, LP
4.25%, 01/21/2030 (B) (F)	850,000	864,594
Industrias Penoles SAB de CV
4.75%, 08/06/2050	280,000	290,077
JSW Steel, Ltd.
5.95%, 04/18/2024 (D)	1,480,000	1,477,888
Mineral Resources, Ltd.
8.13%, 05/01/2027 (B)	1,125,000	1,241,730
Nexa Resources SA
5.38%, 05/04/2027 (D)	600,000	622,800
6.50%, 01/18/2028 (B)	1,300,000	1,408,576
Novolipetsk Steel Via Steel Funding DAC
4.50%, 06/15/2023 (D)	1,600,000	1,699,386
Nucor Corp.
2.70%, 06/01/2030	372,000	403,340
Reliance Steel & Aluminum Co.
2.15%, 08/15/2030 (C)	504,000	506,426
Severstal OAO Via Steel Capital SA
5.90%, 10/17/2022 (D)	1,000,000	1,080,000
Steel Dynamics, Inc.
3.25%, 01/15/2031	375,000	409,709
3.45%, 04/15/2030	1,585,000	1,777,579
Stillwater Mining Co.
7.13%, 06/27/2025 (D)	920,000	966,000
Teck Resources, Ltd.
3.90%, 07/15/2030 (B)	768,000	794,490
6.13%, 10/01/2035	2,489,000	2,912,506
6.25%, 07/15/2041	509,000	569,876
Usiminas International SARL
5.88%, 07/18/2026 (D)	1,500,000	1,493,250

		34,262,095

Mortgage Real Estate Investment Trusts - 0.2%
AG Issuer LLC
6.25%, 03/01/2028 (B)	1,475,000	1,493,437
Starwood Property Trust, Inc.
4.75%, 03/15/2025	1,678,000	1,615,075

		3,108,512

Multi-Utilities - 0.6%
Centrica PLC
Fixed until 04/10/2021, 3.00% (A), 04/10/2076 (D)	EUR 1,500,000	1,774,153
CMS Energy Corp.
Fixed until 03/01/2030, 4.75% (A), 06/01/2050	$ 107,000	114,270

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities (continued)
Consolidated Edison Co. of New York, Inc.
3.95%, 04/01/2050	$ 645,000	$ 830,213
Delmarva Power & Light Co.
4.15%, 05/15/2045	625,000	800,154
Dominion Energy, Inc.
5.25%, 08/01/2033	458,000	583,861
NiSource, Inc.
3.95%, 03/30/2048	1,055,000	1,312,485
5.65%, 02/01/2045	397,000	581,631
Public Service Co. of Colorado
2.70%, 01/15/2051	1,692,000	1,876,046
3.70%, 06/15/2028	140,000	165,451
4.10%, 06/15/2048	526,000	709,504

		8,747,768

Multiline Retail - 0.3%
El Puerto de Liverpool SAB de CV
3.88%, 10/06/2026 (D)	2,300,000	2,357,523
Kohl’s Corp.
5.55%, 07/17/2045	103,000	92,261
9.50%, 05/15/2025	55,000	65,050
Target Corp.
3.63%, 04/15/2046	1,225,000	1,595,738

		4,110,572

Oil, Gas & Consumable Fuels - 8.0%
Adaro Indonesia PT
4.25%, 10/31/2024 (D) (F)	1,500,000	1,488,750
AI Candelaria Spain SLU
7.50%, 12/15/2028 (D)	820,000	873,300
Apache Corp.
4.38%, 10/15/2028	1,134,000	1,132,582
5.10%, 09/01/2040	2,087,000	2,024,390
BP Capital Markets America, Inc.
2.75%, 05/10/2023	559,000	592,574
3.00%, 02/24/2050	4,120,000	4,438,239
3.54%, 04/06/2027	425,000	482,389
BP Capital Markets PLC
2.97%, 02/27/2026, MTN (D)	EUR 2,905,000	3,914,365
Fixed until 03/22/2030 (E), 4.88% (A)	$ 1,238,000	1,327,755
Buckeye Partners, LP
4.13%, 03/01/2025 (B)	150,000	150,750
4.50%, 03/01/2028 (B)	1,676,000	1,667,620
Callon Petroleum Co.
6.13%, 10/01/2024	113,000	34,747
6.38%, 07/01/2026	1,131,000	350,610
Canadian Natural Resources, Ltd.
2.95%, 01/15/2023 - 07/15/2030	738,000	766,315
Cenovus Energy, Inc.
4.25%, 04/15/2027	1,738,000	1,652,183
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 (B)	1,899,000	2,007,831
5.13%, 06/30/2027	300,000	339,174
Cheniere Energy Partners, LP
4.50%, 10/01/2029	1,601,000	1,693,538
5.25%, 10/01/2025	220,000	225,500
Chevron Corp.
1.55%, 05/11/2025	302,000	314,787

The notes are an integral part of this report. Transamerica Funds	Page 14

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
CNOOC Finance, Ltd.
3.00%, 05/09/2023	$ 2,000,000	$ 2,100,662
Colonial Enterprises, Inc.
3.25%, 05/15/2030 (B)	440,000	487,050
DCP Midstream Operating, LP
5.60%, 04/01/2044	960,000	839,722
5.63%, 07/15/2027	675,000	700,312
6.75%, 09/15/2037 (B)	293,000	284,210
Diamondback Energy, Inc.
3.50%, 12/01/2029	1,170,000	1,171,680
4.75%, 05/31/2025	161,000	175,114
Ecopetrol SA
5.88%, 05/28/2045	600,000	686,340
6.88%, 04/29/2030	900,000	1,084,500
eG Global Finance PLC
6.75%, 02/07/2025 (B)	2,150,000	2,246,320
Enable Midstream Partners, LP
4.95%, 05/15/2028	142,000	136,591
Energy Transfer Operating, LP
4.90%, 03/15/2035	436,000	441,850
5.15%, 02/01/2043	281,000	268,048
5.25%, 04/15/2029	52,000	56,485
5.50%, 06/01/2027	207,000	228,236
6.05%, 06/01/2041	426,000	452,163
6.13%, 12/15/2045	469,000	493,257
EnLink Midstream Partners, LP
Fixed until 12/15/2022 (E), 6.00% (A)	1,400,000	532,000
Enterprise Products Operating LLC
3.20%, 02/15/2052	1,105,000	1,097,567
4.05%, 02/15/2022	375,000	394,645
4.25%, 02/15/2048	874,000	999,217
4.85%, 03/15/2044	260,000	312,307
Fixed until 08/16/2022, 4.88% (A), 08/16/2077	211,000	187,262
Fixed until 08/16/2027, 5.25% (A), 08/16/2077	295,000	276,562
EOG Resources, Inc.
4.38%, 04/15/2030	69,000	83,991
4.95%, 04/15/2050	2,037,000	2,786,799
Equinor ASA
1.75%, 01/22/2026	90,000	94,058
2.38%, 05/22/2030	893,000	959,501
3.25%, 11/18/2049	1,775,000	2,035,712
Exxon Mobil Corp.
1.41%, 06/26/2039	EUR 2,500,000	2,943,996
Geopark, Ltd.
6.50%, 09/21/2024 (D)	$ 1,570,000	1,475,816
Hess Corp.
6.00%, 01/15/2040	522,000	600,102
7.13%, 03/15/2033	878,000	1,054,070
Hilcorp Energy I, LP / Hilcorp Finance Co.
5.00%, 12/01/2024 (B) (F)	2,561,000	2,432,899
Holly Energy Partners, LP / Holly Energy Finance Corp.
5.00%, 02/01/2028 (B)	1,412,000	1,395,211
Indika Energy Capital III Pte, Ltd.
5.88%, 11/09/2024 (D)	1,570,000	1,444,005
Kinder Morgan, Inc.
3.25%, 08/01/2050 (C)	1,079,000	1,061,714

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Marathon Oil Corp.
2.80%, 11/01/2022	$ 445,000	$ 450,593
6.60%, 10/01/2037	1,981,000	2,077,389
6.80%, 03/15/2032	111,000	120,066
Marathon Petroleum Corp.
4.50%, 04/01/2048	1,227,000	1,374,088
Medco Bell Pte, Ltd.
6.38%, 01/30/2027 (D)	1,350,000	1,229,731
MEG Energy Corp.
6.50%, 01/15/2025 (B)	2,639,000	2,592,817
7.13%, 02/01/2027 (B)	1,145,000	1,019,050
MPLX, LP
3.50%, 12/01/2022	67,000	69,908
Fixed until 02/15/2023 (E), 6.88% (A)	5,500,000	4,817,644
Murphy Oil USA, Inc.
4.75%, 09/15/2029	1,125,000	1,189,316
Noble Energy, Inc.
3.90%, 11/15/2024	375,000	416,090
4.95%, 08/15/2047	630,000	857,207
5.25%, 11/15/2043	2,937,000	3,986,963
Occidental Petroleum Corp.
6.45%, 09/15/2036	41,000	41,248
Oil India International Pte, Ltd.
4.00%, 04/21/2027 (D)	2,033,000	2,070,326
Oleoducto Central SA
4.00%, 07/14/2027 (B)	550,000	568,975
ONEOK Partners, LP
6.65%, 10/01/2036	90,000	104,233
ONEOK, Inc.
3.10%, 03/15/2030	1,213,000	1,141,639
7.15%, 01/15/2051	416,000	515,208
ONGC Videsh, Ltd.
4.63%, 07/15/2024 (D)	1,800,000	1,924,885
PBF Holding Co. LLC / PBF Finance Corp.
6.00%, 02/15/2028 (B)	1,508,000	1,208,964
9.25%, 05/15/2025 (B)	105,000	117,335
Pertamina Persero PT
3.10%, 08/25/2030 (B)	875,000	903,437
4.30%, 05/20/2023, MTN (D)	1,000,000	1,064,041
Petrobras Global Finance BV
5.60%, 01/03/2031	1,860,000	1,959,045
Petroleos Mexicanos
6.50%, 03/13/2027	900,000	857,250
6.84%, 01/23/2030 (D)	1,170,000	1,088,100
Phillips 66
2.15%, 12/15/2030	146,000	144,703
Raizen Fuels Finance SA
5.30%, 01/20/2027 (D)	1,300,000	1,386,125
Reliance Industries, Ltd.
4.13%, 01/28/2025 (D)	940,000	1,029,094
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030 (B)	812,000	936,702
Saka Energi Indonesia PT
4.45%, 05/05/2024 (D)	1,800,000	1,701,903
Saudi Arabian Oil Co.
3.50%, 04/16/2029, MTN (D)	2,000,000	2,234,284
4.25%, 04/16/2039, MTN (D)	1,850,000	2,222,996

The notes are an integral part of this report. Transamerica Funds	Page 15

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Shell International Finance BV
3.63%, 08/21/2042	$ 240,000	$ 279,183
4.00%, 05/10/2046	3,422,000	4,271,586
Sinopec Group Overseas Development, Ltd.
2.95%, 11/12/2029 (B)	1,800,000	1,954,725
SunCoke Energy Partners, LP / SunCoke Energy Partners Finance Corp.
7.50%, 06/15/2025 (B)	1,912,000	1,759,040
Suncor Energy, Inc.
5.95%, 05/15/2035	213,000	264,827
Sunoco Logistics Partners Operations, LP
5.35%, 05/15/2045	550,000	539,719
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
5.00%, 01/15/2028	111,000	113,220
Tengizchevroil Finance Co. International, Ltd.
4.00%, 08/15/2026 (D)	1,000,000	1,068,650
Thaioil Treasury Center Co., Ltd.
4.63%, 11/20/2028, MTN (D)	1,800,000	2,101,245
Total Capital International SA
2.88%, 02/17/2022	559,000	580,440
3.46%, 07/12/2049	1,082,000	1,296,013
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/2030 (B)	82,000	89,479
Transportadora de Gas del Peru SA
4.25%, 04/30/2028 (D)	2,050,000	2,244,770
Williams Cos., Inc.
5.40%, 03/04/2044	1,374,000	1,643,300
5.75%, 06/24/2044	323,000	391,565
Wintershall Dea Finance BV
1.33%, 09/25/2028 (D)	EUR 3,600,000	4,061,015

		125,577,505

Paper & Forest Products - 0.6%
Boise Cascade Co.
4.88%, 07/01/2030 (B)	$ 740,000	784,400
Celulosa Arauco y Constitucion SA
4.50%, 08/01/2024	1,400,000	1,512,294
Domtar Corp.
6.75%, 02/15/2044	3,100,000	3,536,194
Georgia-Pacific LLC
2.30%, 04/30/2030 (B)	1,213,000	1,311,284
Inversiones CMPC SA
4.38%, 05/15/2023 (D)	1,500,000	1,575,251

		8,719,423

Personal Products - 0.3%
Coty, Inc.
6.50%, 04/15/2026 (B)	2,495,000	1,946,424
Herbalife Nutrition, Ltd. / HLF Financing, Inc.
7.88%, 09/01/2025 (B)	414,000	450,225
HLF Financing SARL LLC / Herbalife International, Inc.
7.25%, 08/15/2026 (B)	1,415,000	1,485,750

		3,882,399

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals - 0.9%
Bausch Health Cos., Inc.
6.13%, 04/15/2025 (B)	$ 1,725,000	$ 1,781,062
Bristol-Myers Squibb Co.
3.25%, 02/20/2023	569,000	608,479
3.63%, 05/15/2024	82,000	90,811
4.25%, 10/26/2049	2,199,000	3,152,495
Catalent Pharma Solutions, Inc.
5.00%, 07/15/2027 (B)	591,000	628,895
ENDO Dac / ENDO Finance LLC / ENDO Finco, Inc.
6.00%, 06/30/2028 (B)	1,004,000	765,550
GlaxoSmithKline Capital, Inc.
3.38%, 05/15/2023	134,000	145,044
Mylan, Inc.
4.55%, 04/15/2028	146,000	173,427
5.20%, 04/15/2048	1,230,000	1,609,954
Par Pharmaceutical, Inc.
7.50%, 04/01/2027 (B)	1,256,000	1,335,919
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	316,000	355,078
Takeda Pharmaceutical Co., Ltd.
3.18%, 07/09/2050	1,800,000	1,970,992
Upjohn, Inc.
1.65%, 06/22/2025 (B)	258,000	265,504
4.00%, 06/22/2050 (B)	633,000	720,786
Wyeth LLC
5.95%, 04/01/2037	330,000	510,354

		14,114,350

Professional Services - 0.1%
Korn Ferry
4.63%, 12/15/2027 (B)	958,000	982,908

Real Estate Management & Development - 1.6%
Aroundtown SA
1.45%, 07/09/2028, MTN (D)	EUR 3,000,000	3,553,797
Fixed until 01/12/2025 (E), 2.88% (A), MTN (D)	1,300,000	1,469,923
China Aoyuan Group, Ltd.
8.50%, 01/23/2022 (D)	$ 360,000	372,604
China Evergrande Group
9.50%, 04/11/2022 (D)	1,000,000	963,762
China SCE Group Holdings, Ltd.
5.88%, 03/10/2022 (D)	1,860,000	1,857,709
CIFI Holdings Group Co., Ltd.
6.45%, 11/07/2024 (D)	1,400,000	1,444,385
Country Garden Holdings Co., Ltd.
5.63%, 12/15/2026 (D)	1,410,000	1,471,916
7.25%, 04/08/2026 (D)	1,000,000	1,101,287
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028 (B)	1,323,000	1,415,610
Logicor Financing SARL
0.75%, 07/15/2024, MTN (D)	EUR 3,050,000	3,561,708
Longfor Group Holdings, Ltd.
4.50%, 01/16/2028 (D)	$ 2,000,000	2,200,850
Newmark Group, Inc.
6.13%, 11/15/2023	1,490,000	1,526,947
RKPF Overseas, Ltd.
5.90%, 03/05/2025 (D)	1,450,000	1,435,484

The notes are an integral part of this report. Transamerica Funds	Page 16

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Real Estate Management & Development (continued)
Times China Holdings, Ltd.
6.75%, 07/16/2023 (D)	$ 740,000	$ 758,718
Yuzhou Group Holdings Co., Ltd.
7.38%, 01/13/2026 (D)	1,500,000	1,465,954
7.70%, 02/20/2025 (D)	580,000	585,350

		25,186,004

Road & Rail - 0.8%
Avolon Holdings Funding, Ltd. 5.13%, 10/01/2023 (B)	2,550,000	2,426,050
Burlington Northern Santa Fe LLC
4.05%, 06/15/2048	624,000	827,222
4.45%, 03/15/2043	3,017,000	4,076,234
Canadian Pacific Railway Co.
6.13%, 09/15/2115	476,000	805,458
Kansas City Southern
2.88%, 11/15/2029	891,000	977,321
3.50%, 05/01/2050	1,010,000	1,191,288
4.70%, 05/01/2048	278,000	380,194
Norfolk Southern Corp.
4.10%, 05/15/2049	1,896,000	2,469,749

		13,153,516

Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc.
4.15%, 11/15/2030 (B)	883,000	991,796
5.00%, 04/15/2030 (B)	515,000	612,106
Intel Corp.
3.25%, 11/15/2049	1,950,000	2,317,947
3.40%, 03/25/2025	432,000	486,082
NVIDIA Corp.
3.50%, 04/01/2050	598,000	716,213
3.70%, 04/01/2060	1,139,000	1,420,371
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.40%, 05/01/2030 (B)	453,000	499,901

		7,044,416

Software - 0.8%
Camelot Finance SA
4.50%, 11/01/2026 (B)	652,000	674,820
Fair Isaac Corp.
4.00%, 06/15/2028 (B)	274,000	286,604
Microsoft Corp.
2.40%, 02/06/2022	929,000	957,864
2.68%, 06/01/2060	600,000	662,796
3.95%, 08/08/2056	2,838,000	3,975,252
Oracle Corp.
3.85%, 07/15/2036	1,840,000	2,266,201
4.00%, 11/15/2047	1,230,000	1,549,628
SS&C Technologies, Inc.
5.50%, 09/30/2027 (B)	1,010,000	1,084,488
VMware, Inc.
4.70%, 05/15/2030	1,093,000	1,282,692

		12,740,345

Specialty Retail - 0.6%
Advance Auto Parts, Inc.
3.90%, 04/15/2030	152,000	167,496
AutoNation, Inc.
4.75%, 06/01/2030	464,000	537,616

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Specialty Retail (continued)
Conn’s, Inc.
7.25%, 07/15/2022	$ 900,000	$ 765,000
Home Depot, Inc.
3.35%, 04/15/2050	2,183,000	2,676,064
4.40%, 03/15/2045	993,000	1,347,167
Lowe’s Cos., Inc.
4.05%, 05/03/2047	1,880,000	2,357,869
Ross Stores, Inc.
5.45%, 04/15/2050	1,069,000	1,445,079
TJX Cos., Inc.
3.75%, 04/15/2027	142,000	164,774

		9,461,065

Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.
0.75%, 05/11/2023	194,000	196,201
2.05%, 09/11/2026	128,000	138,004
2.65%, 05/11/2050	900,000	993,164
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (B)	940,000	1,102,220
6.20%, 07/15/2030 (B)	571,000	696,980
8.10%, 07/15/2036 (B)	1,500,000	2,035,819
Diebold Nixdorf, Inc.
8.50%, 04/15/2024 (F)	1,498,000	1,374,415
9.38%, 07/15/2025 (B)	1,081,000	1,143,482
Hewlett Packard Enterprise Co.
1.75%, 04/01/2026	599,000	600,251
4.65%, 10/01/2024	115,000	129,334
6.20%, 10/15/2035	1,032,000	1,304,042
Seagate HDD Cayman
4.75%, 01/01/2025 (F)	600,000	653,223

		10,367,135

Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.
Fixed until 11/06/2023, 5.90% (A), 11/06/2028 (F)	155,000	151,414
NMI Holdings, Inc.
7.38%, 06/01/2025 (B)	1,202,000	1,306,706
Radian Group, Inc.
6.63%, 03/15/2025	800,000	853,520

		2,311,640

Trading Companies & Distributors - 0.1%
GATX Corp.
4.00%, 06/30/2030	113,000	126,843
4.35%, 02/15/2024	221,000	241,670
H&E Equipment Services, Inc.
5.63%, 09/01/2025	1,867,000	1,944,014

		2,312,527

Transportation Infrastructure - 0.3%
DP World PLC
5.63%, 09/25/2048 (B)	1,500,000	1,830,000
5.63%, 09/25/2048, MTN (D)	300,000	366,000
Penske Truck Leasing Co., LP / PTL Finance Corp.
3.35%, 11/01/2029 (B)	1,237,000	1,284,952
3.40%, 11/15/2026 (B)	245,000	266,800
4.20%, 04/01/2027 (B)	103,000	113,390

The notes are an integral part of this report. Transamerica Funds	Page 17

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Transportation Infrastructure - 0.3%
Rumo Luxembourg SARL
5.25%, 01/10/2028 (B)	$ 960,000	$ 996,768

		4,857,910

Water Utilities - 0.1%
American Water Capital Corp.
3.45%, 05/01/2050	487,000	601,672
Essential Utilities, Inc.
3.35%, 04/15/2050	652,000	762,785

		1,364,457

Wireless Telecommunication Services - 1.6%
Altice France SA
7.38%, 05/01/2026 (B)	2,479,000	2,644,225
America Movil SAB de CV
4.38%, 04/22/2049	796,000	1,054,071
C&W Senior Financing DAC
6.88%, 09/15/2027 (B)	1,544,000	1,648,683
Colombia Telecomunicaciones SA ESP
4.95%, 07/17/2030 (B)	1,528,000	1,571,472
Empresa Nacional de Telecomunicaciones SA
4.75%, 08/01/2026 (D)	1,500,000	1,631,736
MTN Mauritius Investments, Ltd.
4.76%, 11/11/2024 (D)	800,000	811,440
6.50%, 10/13/2026 (D)	900,000	967,500
Sprint Corp.
7.88%, 09/15/2023	4,710,000	5,463,600
T-Mobile USA, Inc.
3.88%, 04/15/2030 (B)	1,889,000	2,163,377
4.38%, 04/15/2040 (B)	466,000	568,944
6.38%, 03/01/2025	90,000	92,389
Turkcell Iletisim Hizmetleri AS
5.80%, 04/11/2028 (D)	1,070,000	1,045,091
Vodafone Group PLC
4.88%, 06/19/2049	548,000	715,244
5.25%, 05/30/2048	1,655,000	2,262,815
Fixed until 04/04/2029, 7.00% (A), 04/04/2079	2,614,000	3,145,021

		25,785,608

Total Corporate Debt Securities (Cost $1,098,164,083)		1,173,078,980

FOREIGN GOVERNMENT OBLIGATIONS - 3.9%
Cote d’Ivoire - 0.5%
Ivory Coast Government International Bond
6.13%, 06/15/2033 (D)	4,000,000	3,900,000
6.38%, 03/03/2028 (D)	3,700,000	3,769,190

		7,669,190

Dominican Republic - 0.4%
Dominican Republic International Bond
5.50%, 01/27/2025 (D)	1,590,000	1,651,215
5.95%, 01/25/2027 (D)	2,000,000	2,122,000
6.00%, 07/19/2028 (D)	1,000,000	1,062,500
6.60%, 01/28/2024 (D)	1,800,000	1,949,400

		6,785,115

Egypt - 0.4%
Egypt Government International Bond
7.63%, 05/29/2032 (B)	7,200,000	7,039,440

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Ghana - 0.5%
Ghana Government International Bond
10.75%, 10/14/2030 (D)	$ 6,500,000	$ 7,773,155

India - 0.1%
Export-Import Bank of India
3.38%, 08/05/2026 (D) (F)	1,300,000	1,372,514

Italy - 0.1%
Republic of Italy Government International Bond
4.00%, 10/17/2049	1,019,000	1,063,647

Kenya - 0.5%
Kenya Government International Bond
6.88%, 06/24/2024 (D)	3,600,000	3,652,272
8.00%, 05/22/2032 (D)	3,800,000	3,746,557

		7,398,829

Mexico - 1.1%
Mexico Government International Bond
3.25%, 04/16/2030 (F)	3,700,000	3,786,950
4.50%, 04/22/2029	996,000	1,117,512
Series A,
6.05%, 01/11/2040	6,000,000	7,770,000
4.75%, 03/08/2044, MTN	4,396,000	4,993,856

		17,668,318

Republic of Korea - 0.0% (G)
Industrial Bank of Korea
1.04%, 06/22/2025 (B)	427,000	429,092

Supranational - 0.3%
African Development Bank
0.75%, 04/03/2023	221,000	223,990
European Bank for Reconstruction & Development
1.50%, 02/13/2025, MTN	268,000	280,005
Inter-American Development Bank
4.38%, 01/24/2044	1,395,000	2,233,941
2.63%, 04/19/2021, MTN	608,000	618,282
International Bank for Reconstruction & Development
3.13%, 11/20/2025	210,000	239,385
International Finance Corp.
0.50%, 03/20/2023	313,000	315,512

		3,911,115

Total Foreign Government Obligations (Cost $58,938,495)		61,110,415

LOAN ASSIGNMENTS - 8.0%
Aerospace & Defense - 0.1%
Dynasty Acquisition Co., Inc.
Term Loan B1,
3-Month LIBOR + 3.50%, 3.81% (A), 04/06/2026	684,222	545,667
Term Loan B2,
3-Month LIBOR + 3.50%, 3.81% (A), 04/06/2026	367,861	293,370

		839,037

The notes are an integral part of this report. Transamerica Funds	Page 18

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Airlines - 0.1%
Delta Air Lines, Inc.
Term Loan B,
3-Month LIBOR + 4.75%, 5.75% (A), 04/29/2023	$ 640,102	$ 630,056
Mileage Plus Holdings LLC
Term Loan B,
3-Month LIBOR + 5.25%, 6.25% (A), 06/25/2027	297,603	296,735

		926,791

Auto Components - 0.1%
Mavis Tire Express Services Corp.
1st Lien Term Loan,
3-Month LIBOR + 3.25%, 3.56% (A), 03/20/2025	1,313,644	1,208,553

Automobiles - 0.0% (G)
CWGS Group LLC
Term Loan,
1-Month LIBOR + 2.75%, 2.92% - 3.50% (A), 11/08/2023	501,367	472,091

Biotechnology - 0.0% (G)
Grifols Worldwide Operations USA, Inc.
Term Loan B,
1-Week LIBOR + 2.00%, 2.11% (A), 11/15/2027	341,747	334,329

Building Products - 0.1%
C.H.I. Overhead Doors, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 4.25% (A), 07/29/2022	608,878	597,462
CD&R Hydra Buyer, Inc.
Term Loan,
1-Month LIBOR + 4.25%, 5.25% (A), 12/11/2024	896,940	836,396
Quikrete Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 2.50%, 2.66% (A), 02/01/2027	543,270	524,527

		1,958,385

Capital Markets - 0.3%
Advisor Group, Inc.
Term Loan B,
1-Month LIBOR + 5.00%, 5.16% (A), 07/31/2026	791,970	745,442
Blackstone CQP Holdco, LP
Term Loan B,
3-Month LIBOR + 3.50%, 3.81% (A), 09/30/2024	1,025,525	995,828
Camelot US Acquisition 1 Co.
Term Loan B,
1-Month LIBOR + 3.00%, 3.16% (A), 10/30/2026	1,032,694	1,009,716
Crown Finance US, Inc.
Term Loan,
3-Month LIBOR + 2.25%, 3.32% (A), 02/28/2025	892,391	563,481
6-Month LIBOR + 2.50%, 3.57% (A), 09/30/2026	347,375	217,833

	Principal	Value
LOAN ASSIGNMENTS (continued)
Capital Markets (continued)
Deerfield Dakota Holding LLC
Term Loan B,
1-Month LIBOR + 3.75%, 4.75% (A), 04/09/2027	$ 381,277	$ 375,081
NEXUS Buyer LLC
Term Loan B,
1-Month LIBOR + 3.75%, 3.92% (A), 11/09/2026	783,089	774,606

		4,681,987

Chemicals - 0.2%
Charter NEX US, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 3.75% (A), 05/16/2024	684,903	669,836
Chemours Co.
Term Loan B,
1-Month LIBOR + 1.75%, 1.92% (A), 04/03/2025	812,749	772,112
PQ Corp.
Term Loan B,
TBD, 02/07/2027 (C)	89,609	89,086
3-Month LIBOR + 2.25%, 2.51% (A), 02/07/2027	505,264	489,948
Starfruit Finco BV
Term Loan B,
1-Month LIBOR + 3.00%, 3.18% (A), 10/01/2025	1,246,154	1,205,654

		3,226,636

Commercial Services & Supplies - 0.4%
Asurion LLC
2nd Lien Term Loan,
1-Month LIBOR + 6.50%, 6.66% (A), 08/04/2025	60,032	60,445
Term Loan B6,
1-Month LIBOR + 3.00%, 3.16% (A), 11/03/2023	510,140	502,105
Term Loan B7,
1-Month LIBOR + 3.00%, 3.16% (A), 11/03/2024	725,321	712,447
BidFair MergerRight, Inc.
Term Loan B,
1-Month LIBOR + 5.50%, 6.50% (A), 01/15/2027	872,206	828,596
Cardtronics USA, Inc.
Term Loan B,
1-Month LIBOR + 4.00%, 5.00% (A), 06/25/2027	102,641	101,957
Cast & Crew Payroll LLC
1st Lien Term Loan,
1-Month LIBOR + 3.75%, 3.92% (A), 02/09/2026	546,978	501,169
Creative Artists Agency LLC
Term Loan B,
1-Month LIBOR + 3.75%, 3.91% (A), 11/27/2026	775,424	732,452

The notes are an integral part of this report. Transamerica Funds	Page 19

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)
Garda World Security Corp.
1st Lien Term Loan B,
1-Month LIBOR + 4.75%, 4.93% (A), 10/30/2026	$ 620,560	$ 613,772
GFL Environmental, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 3-Month LIBOR + 3.00%, 4.00% (A), 05/30/2025	715,362	711,090
Prime Security Services Borrower LLC
Term Loan B1,
1-Month LIBOR + 3.25%, 6-Month LIBOR + 3.25%, 12-Month LIBOR + 3.25%, 4.25% (A), 09/23/2026	1,180,495	1,157,869
West Corp.
Term Loan,
3-Month LIBOR + 4.00%, 5.00% (A), 10/10/2024	773,727	677,334
Term Loan B1,
3-Month LIBOR + 3.50%, 4.50% (A), 10/10/2024	255,439	221,167

		6,820,403

Communications Equipment - 0.1%
CommScope, Inc.
Term Loan B,
1-Month LIBOR + 3.25%, 3.41% (A), 04/06/2026	975,227	951,304

Construction & Engineering - 0.1%
USIC Holdings, Inc.
Term Loan B,
1-Month LIBOR + 3.25%, 4.25% (A), 12/08/2023	902,913	866,796

Consumer Finance - 0.1%
Altice Financing SA
Term Loan B,
1-Month LIBOR + 2.75%, 2.92% (A), 07/15/2025	437,500	419,453
Nielsen Finance LLC
Term Loan B4,
1-Month LIBOR + 2.00%, 2.18% (A), 10/04/2023	638,240	619,492

		1,038,945

Containers & Packaging - 0.2%
Berry Global, Inc.
Term Loan Y,
1-Month LIBOR + 2.00%, 2.19% (A), 07/01/2026	1,163,148	1,127,891
BWAY Holding Co.
Term Loan B,
3-Month LIBOR + 3.25%, 3.52% (A), 04/03/2024	1,187,784	1,104,002
Graham Packaging Co., Inc.
Term Loan,
TBD, 08/06/2027 (C)	662,982	660,662

	Principal	Value
LOAN ASSIGNMENTS (continued)
Containers & Packaging (continued)
Reynolds Group Holdings, Inc.
Term Loan,
1-Month LIBOR + 2.75%, 2.91% (A), 02/05/2023	$ 878,449	$ 859,415

		3,751,970

Distributors - 0.0% (G)
American Builders & Contractors Supply Co., Inc.
Term Loan,
1-Month LIBOR + 2.00%, 2.16% (A), 01/15/2027	736,409	713,856

Diversified Consumer Services - 0.1%
William Morris Endeavor Entertainment LLC
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 2.92% (A), 05/18/2025	1,547,765	1,227,893

Diversified Financial Services - 0.2%
AI Ladder Subco SARL
Term Loan,
1-Month LIBOR + 4.50%, 4.66% (A), 07/09/2025	614,004	560,278
AlixPartners LLP
Term Loan B,
1-Month LIBOR + 2.50%, 2.66% (A), 04/04/2024	639,123	624,103
Fastlane Parent Co., Inc.
1st Lien Term Loan,
1-Month LIBOR + 4.50%, 4.66% (A), 02/04/2026	753,898	714,318
Refinitiv US Holdings, Inc.
Term Loan,
1-Month LIBOR + 3.25%, 3.41% (A), 10/01/2025	618,306	613,117
Stars Group Holdings BV
Term Loan,
3-Month LIBOR + 3.50%, 3.81% (A), 07/10/2025	514,474	513,896

		3,025,712

Diversified Telecommunication Services - 0.3%
CenturyLink, Inc.
Term Loan B,
1-Month LIBOR + 2.25%, 2.41% (A), 03/15/2027	1,574,694	1,514,768
Intelsat Jackson Holdings SA
Term Loan,
3-Month LIBOR + 5.50%, 3.60% - 7.00% (A), 07/13/2022	97,422	98,843
Term Loan B3,
Prime Rate + 4.75%, 8.00% (A), 11/27/2023	943,000	947,322
Iridium Satellite LLC
Term Loan,
1-Month LIBOR + 3.75%, 4.75% (A), 11/04/2026	659,409	658,584
Telesat Canada
Term Loan B5,
1-Month LIBOR + 2.75%, 2.92% (A), 12/07/2026	771,515	744,994

The notes are an integral part of this report. Transamerica Funds	Page 20

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Diversified Telecommunication Services (continued)
Zayo Group Holdings, Inc.
Term Loan,
1-Month LIBOR + 3.00%, 3.16% (A), 03/09/2027	$ 792,406	$ 768,634

		4,733,145

Electric Utilities - 0.0% (G)
Talen Energy Supply LLC
Term Loan B,
1-Month LIBOR + 3.75%, 3.91% (A), 07/08/2026	776,212	757,776

Electrical Equipment - 0.1%
EXC Holdings III Corp.
1st Lien Term Loan,
3-Month LIBOR + 3.50%, 4.50% (A), 12/02/2024	844,958	829,115
2nd Lien Term Loan,
3-Month LIBOR + 7.50%, 8.50% (A), 12/01/2025	347,000	332,578
Gates Global LLC
Repriced Term Loan B,
1-Month LIBOR + 2.75%, 3.75% (A), 04/01/2024	498,155	485,872

		1,647,565

Electronic Equipment, Instruments & Components - 0.1%
Tech Data Corp.
Term Loan,
1-Month LIBOR + 3.50%, 3.67% (A), 06/30/2025	578,355	573,053
3-Month LIBOR + 5.50%, 5.67% (A), 06/30/2025	660,752	631,018
Verifone Systems, Inc.
1st Lien Term Loan,
3-Month LIBOR + 4.00%, 4.38% (A), 08/20/2025	370,602	324,608

		1,528,679

Energy Equipment & Services - 0.1%
Apergy Corp.
1st Lien Term Loan,
1-Month LIBOR + 2.50%, 2.69% (A), 05/09/2025	308,689	297,113
Term Loan,
3-Month LIBOR + 5.00%, 6.00% (A), 05/28/2027	383,681	372,171
Hi-Crush, Inc.
Term Loan,
1-Month LIBOR + 11.00%, 12.00% (A), 01/14/2021 (H)	199,791	199,791

		869,075

Entertainment - 0.0% (G)
AMC Entertainment Holdings, Inc.
Term Loan B,
3-Month LIBOR + 3.00%, 4.08% (A), 04/22/2026	569,281	369,256

	Principal	Value
LOAN ASSIGNMENTS (continued)
Food & Staples Retailing - 0.0% (G)
BW Gas & Convenience Holdings LLC
Term Loan,
1-Month LIBOR + 6.25%, 6.43% (A), 11/18/2024	$ 584,025	$ 575,265

Food Products - 0.2%
Froneri International, Ltd.
Term Loan,
1-Month LIBOR + 2.25%, 2.41% (A), 01/29/2027	414,834	397,722
Nomad Foods Europe Midco, Ltd.
Term Loan B4,
1-Month LIBOR + 2.25%, 2.42% (A), 05/15/2024	872,950	845,306
Sunshine Luxembourg VII SARL
Term Loan B1,
6-Month LIBOR + 4.25%, 5.32% (A), 10/01/2026	1,127,027	1,121,111

		2,364,139

Health Care Equipment & Supplies - 0.1%
Ortho-Clinical Diagnostics SA
Term Loan B,
1-Month LIBOR + 3.25%, 3.42% (A), 06/30/2025	1,184,285	1,146,092

Health Care Providers & Services - 0.2%
Envision Healthcare Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.75%, 3.91% (A), 10/10/2025	940,227	621,961
HC Group Holdings II, Inc.
Term Loan B,
1-Month LIBOR + 4.50%, 4.66% (A), 08/06/2026	868,001	863,299
MPH Acquisition Holdings LLC
Term Loan B,
3-Month LIBOR + 2.75%, 3.75% (A), 06/07/2023	412,459	405,315
RegionalCare Hospital Partners Holdings, Inc.
Term Loan B,
1-Month LIBOR + 3.75%, 3.91% (A), 11/17/2025	949,741	924,980
Team Health Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 3.75% (A), 02/06/2024	631,326	499,273
Upstream Newco, Inc.
Term Loan,
1-Month LIBOR + 4.50%, 4.66% (A), 11/20/2026	597,566	558,724

		3,873,552

Health Care Technology - 0.1%
Change Healthcare Holdings LLC
Term Loan B,
1-Month LIBOR + 2.50%, 3-Month LIBOR + 2.50%, 3.50% (A), 03/01/2024	840,579	820,353

The notes are an integral part of this report. Transamerica Funds	Page 21

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure - 0.8%
Boyd Gaming Corp.
Term Loan B3,
1-Week LIBOR + 2.25%, 2.36% (A), 09/15/2023	$ 247,629	$ 239,183
Caesars Resort Collection LLC
1st Lien Term Loan B,
1-Month LIBOR + 2.75%, 2.91% (A), 12/23/2024	1,572,668	1,444,046
Carnival Corp.
Term Loan B,
1-Month LIBOR + 7.50%, 8.50% (A), 06/30/2025	670,455	656,207
Connect Finco SARL
Term Loan B,
TBD, 12/11/2026 (C)	644,385	626,020
ETA Australia Holdings III Pty, Ltd.
Term Loan,
1-Month LIBOR + 4.00%, 4.16% (A), 05/06/2026	426,913	403,433
Golden Nugget, Inc.
Term Loan,
3-Month LIBOR + 12.00%, 13.00% (A), 10/04/2023	5,575	6,272
Term Loan B,
1-Month LIBOR + 2.50%, 3.25% (A), 10/04/2023	972,779	811,460
Hornblower Sub LLC
Term Loan B,
3-Month LIBOR + 4.50%, 5.50% (A), 04/27/2025	764,545	603,991
IRB Holding Corp.
Term Loan B,
1-Month LIBOR + 2.75%, 3.75% (A), 02/05/2025	908,596	850,510
Mohegan Tribal Gaming Authority
Term Loan B,
3-Month LIBOR + 4.38%, 5.38% (A), 10/13/2023	955,983	788,686
Motion Finco SARL
Delayed Draw Term Loan B2,
3-Month LIBOR + 3.25%, 4.32% (A), 11/12/2026	46,829	41,771
Term Loan B1,
3-Month LIBOR + 3.25%, 4.32% (A), 11/12/2026	356,306	317,825
NEP / NCP Holdco, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 3.41% (A), 10/20/2025	938,714	770,215
PCI Gaming Authority
Term Loan,
1-Month LIBOR + 2.50%, 2.66% (A), 05/29/2026	352,939	337,233
PF Chang’s China Bistro, Inc.
Term Loan B,
1-Month LIBOR + 6.50%, 6.67% (A), 03/01/2026	601,953	403,308

	Principal	Value
LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure (continued)
Scientific Games International, Inc.
Term Loan B5,
1-Month LIBOR + 2.75%, 3-Month LIBOR + 2.75%, 6-Month LIBOR + 2.75%, 2.91% - 3.61% (A), 08/14/2024	$ 1,532,438	$ 1,392,329
SeaWorld Parks & Entertainment, Inc.
Term Loan B5,
1-Month LIBOR + 3.00%, 3.75% (A), 03/31/2024	1,165,132	1,078,039
Station Casinos LLC
Term Loan B,
1-Month LIBOR + 2.25%, 2.50% (A), 02/08/2027	510,078	469,910
Travelport Finance SARL
2nd Lien Term Loan,
3-Month LIBOR + 9.00%, 10.07% (A), 05/28/2027 (I)	271,077	66,866
Term Loan,
3-Month LIBOR + 5.00%, 6.07% (A), 05/29/2026 (I)	1,101,260	653,873
Whatabrands LLC
Term Loan B,
1-Month LIBOR + 2.75%, 2.92% (A), 07/31/2026	691,263	666,637

		12,627,814

Household Durables - 0.0% (G)
API Heat Transfer ThermaSys Corp.
Term Loan,
3-Month LIBOR + 1.00%, PIK Rate 12.00%, Cash Rate 0.00%, 12.00% (A), 12/31/2023 (I) (J)	467,173	362,059

Household Products - 0.0% (G)
Diamond BV
Term Loan,
3-Month LIBOR + 3.00%, 3.16% - 3.26% (A), 09/06/2024 (C)	483,416	454,894

Independent Power & Renewable Electricity Producers - 0.0% (G)
Terra-Gen Finance Co. LLC
Term Loan B,
1-Month LIBOR + 4.25%, 5.25% (A), 12/09/2021	324,366	314,635

Insurance - 0.3%
Alliant Holdings Intermediate LLC
Term Loan B,
1-Month LIBOR + 2.75%, 2.91% (A), 05/09/2025	1,081,483	1,041,314
Hub International, Ltd.
Term Loan B,
3-Month LIBOR + 3.00%, 3.22% - 3.26% (A), 04/25/2025	1,303,604	1,263,681
Hyperion Insurance Group, Ltd.
Repriced Term Loan,
1-Month LIBOR + 3.50%, 4.50% (A), 12/20/2024	380,544	373,725
Ryan Specialty Group LLC
Term Loan,
TBD, 06/29/2027 (C)	85,937	85,454

The notes are an integral part of this report. Transamerica Funds	Page 22

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Insurance (continued)
Sedgwick Claims Management Services, Inc.
Term Loan B,
1-Month LIBOR + 3.25%, 3.41% (A), 12/31/2025	$ 1,236,977	$ 1,178,220

		3,942,394

IT Services - 0.3%
Banff Merger Sub, Inc.
Term Loan B,
1-Month LIBOR + 4.25%, 4.41% (A), 10/02/2025	934,628	900,641
Moneygram International, Inc.
Term Loan B,
2-Month LIBOR + 6.00%, 6.26% (A), 06/30/2023	590,867	558,369
PI US MergerCo, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.50%, 4.50% (A), 01/03/2025	1,232,149	1,165,407
Rackspace Hosting, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.00%, 4.00% (A), 11/03/2023	1,485,703	1,453,335
Tempo Acquisition LLC
Term Loan,
1-Month LIBOR + 2.75%, 2.91% (A), 05/01/2024	388,381	377,944
Verra Mobility Corp.
Term Loan B,
3-Month LIBOR + 3.25%, 3.56% (A), 02/28/2025	345,451	334,224

		4,789,920

Life Sciences Tools & Services - 0.1%
Jaguar Holding Co. II
Term Loan,
1-Month LIBOR + 2.50%, 3.50% (A), 08/18/2022	1,308,940	1,302,722
Parexel International Corp.
Term Loan B,
1-Month LIBOR + 2.75%, 2.91% (A), 09/27/2024	838,749	803,889

		2,106,611

Machinery - 0.1%
Crosby US Acquisition Corp.
Term Loan B,
1-Month LIBOR + 4.75%, 4.93% (A), 06/26/2026	440,125	411,517
Dynacast International LLC
Term Loan B2,
3-Month LIBOR + 3.25%, 4.25% (A), 01/28/2022	599,509	493,096
Gardner Denver, Inc.
Term Loan B2,
1-Month LIBOR + 1.75%, 1.91% (A), 03/01/2027	413,121	395,821

	Principal	Value
LOAN ASSIGNMENTS (continued)
Machinery (continued)
Patriot Container Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 4.50% (A), 03/20/2025	$ 788,069	$ 763,113

		2,063,547

Media - 0.7%
Cogeco Communications Finance, LP
Term Loan B,
1-Month LIBOR + 2.00%, 2.16% (A), 01/03/2025	919,997	883,197
Coral-US Co-Borrower LLC
Term Loan B2,
1-Month LIBOR + 2.25%, 2.41% (A), 01/31/2028	785,197	751,826
CSC Holdings LLC
1st Lien Term Loan,
1-Month LIBOR + 2.25%, 2.42% (A), 07/17/2025	1,165,564	1,123,312
Term Loan B5,
1-Month LIBOR + 2.50%, 2.67% (A), 04/15/2027	699,768	677,025
E.W. Scripps Co.
Term Loan B2,
1-Month LIBOR + 2.50%, 2.66% (A), 05/01/2026	339,226	327,035
Gray Television, Inc.
Term Loan C,
1-Month LIBOR + 2.50%, 2.67% (A), 01/02/2026	373,843	363,095
ION Media Networks, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 3.19% (A), 12/18/2024	1,521,265	1,474,201
McGraw-Hill Global Education Holdings LLC
Term Loan B,
3-Month LIBOR + 4.00%, 5.00% (A), 05/04/2022	961,014	829,355
Meredith Corp.
Term Loan B2,
1-Month LIBOR + 2.50%, 2.67% (A), 01/31/2025	363,215	342,785
Nexstar Broadcasting, Inc.
Term Loan B4,
1-Month LIBOR + 2.75%, 2.92% (A), 09/18/2026	559,434	543,700
Numericable Group SA
Term Loan B11,
1-Month LIBOR + 2.75%, 2.91% (A), 07/31/2025	304,515	291,574
Rentpath, Inc.
2nd Lien Term Loan,
3-Month LIBOR + 0.00%, 1.61% (A), 12/17/2022 (I)	765,000	76,500
Terrier Media Buyer, Inc.
Term Loan B,
1-Month LIBOR + 4.25%, 4.41% (A), 12/17/2026	1,019,385	989,759
Univision Communications, Inc.
Term Loan B,
1-Month LIBOR + 3.75%, 4.75% (A), 03/13/2026	852,414	821,159

The notes are an integral part of this report. Transamerica Funds	Page 23

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Media (continued)
UPC Broadband Holding BV
Term Loan B,
1-Month LIBOR + 2.25%, 2.42% (A), 04/30/2028	$ 476,712	$ 461,616
Ziggo Financing Partnership
Term Loan I,
1-Month LIBOR + 2.50%, 2.67% (A), 04/30/2028	559,305	536,146

		10,492,285

Metals & Mining - 0.1%
Hampton Rubber Co.
1st Lien Term Loan,
3-Month LIBOR + 4.00%, 5.07% (A), 03/27/2021 (C)	197,889	187,005
US Silica Co.
Term Loan B,
1-Month LIBOR + 4.00%, 5.00% (A), 05/01/2025	875,485	669,746
WP CPP Holdings LLC
Term Loan,
1-Month LIBOR + 3.50%, 3-Month LIBOR + 3.50%, 4.50% (A), 04/30/2025	808,342	687,091

		1,543,842

Oil, Gas & Consumable Fuels - 0.2%
Buckeye Partners, LP
Term Loan B,
1-Month LIBOR + 2.75%, 2.92% (A), 11/01/2026	527,678	515,255
EG America LLC
2nd Lien Term Loan,
6-Month LIBOR + 8.00%, 9.07% (A), 04/20/2026	175,229	162,087
Term Loan,
6-Month LIBOR + 4.00%, 5.07% (A), 02/07/2025	969,317	919,236
Medallion Midland Acquisition LLC
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 4.25% (A), 10/30/2024	558,181	497,827
Osum Production Corp.
Term Loan,
3-Month LIBOR + 7.50%, 8.50% (A), 07/31/2022	658,780	546,788

		2,641,193

Paper & Forest Products - 0.0% (G)
Vertical Midco GmbH
Term Loan B,
TBD, 07/01/2027 (C)	740,096	729,457

Personal Products - 0.1%
Coty, Inc.
Term Loan B,
1-Month LIBOR + 2.25%, 2.42% (A), 04/07/2025	1,232,243	1,057,264

Pharmaceuticals - 0.3%
Akorn, Inc.
Term Loan B,
1-Month LIBOR + 13.75%, PIK Rate 0.75%, Cash Rate 14.75%, 0.75% - 14.75% (A), 04/16/2021 (J)	417,281	403,372
Alphabet Holding Co., Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 3.66% (A), 09/26/2024	912,690	873,901
Amneal Pharmaceuticals LLC
Term Loan B,
1-Month LIBOR + 3.50%, 3.69% (A), 05/04/2025	869,588	817,412

	Principal	Value
LOAN ASSIGNMENTS (continued)
Pharmaceuticals (continued)
Bausch Health Cos., Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 2.93% (A), 11/27/2025	$ 890,561	$ 871,192
1-Month LIBOR + 3.00%, 3.18% (A), 06/02/2025	113,504	111,497
Endo Luxembourg Finance Co. I SARL
Term Loan B,
1-Month LIBOR + 4.25%, 5.00% (A), 04/29/2024	1,070,537	1,020,833

		4,098,207

Professional Services - 0.0% (G)
Everi Payments, Inc.
Term Loan B,
3-Month LIBOR + 2.75%, 3.82% (A), 05/09/2024	784,412	742,670

Real Estate Management & Development - 0.2%
Brookfield WEC Holdings, Inc.
Term Loan,
1-Month LIBOR + 3.00%, 3.75% (A), 08/01/2025	898,784	878,561
CityCenter Holdings LLC
Term Loan B,
1-Month LIBOR + 2.25%, 3.00% (A), 04/18/2024	1,314,169	1,214,785
Cushman & Wakefield US Borrower LLC
Term Loan B,
1-Month LIBOR + 2.75%, 2.91% (A), 08/21/2025	861,463	822,159

		2,915,505

Road & Rail - 0.1%
Genesee & Wyoming, Inc.
Term Loan,
3-Month LIBOR + 2.00%, 2.31% (A), 12/30/2026	340,476	333,720
PODS LLC
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 3.75% (A), 12/06/2024	493,892	482,368

		816,088

Semiconductors & Semiconductor Equipment - 0.1%
Bright Bidco BV
Term Loan B,
3-Month LIBOR + 3.50%, 4.57% (A), 06/30/2024	1,083,829	413,210
MaxLinear, Inc.
Term Loan B,
1-Month LIBOR + 2.50%, 3.25% (A), 05/12/2024	409,814	395,470

		808,680

Software - 0.9%
Applied Systems, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.25%, 4.25% (A), 09/19/2024	596,570	591,052
2nd Lien Term Loan,
3-Month LIBOR + 7.00%, 8.00% (A), 09/19/2025	249,232	250,228

The notes are an integral part of this report. Transamerica Funds	Page 24

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Software (continued)
CCC Information Services, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.00%, 4.00% (A), 04/29/2024	$ 790,903	$ 782,005
Comet Acquisition, Inc.
Term Loan,
3-Month LIBOR + 3.50%, 3.81% (A), 10/24/2025	795,331	735,681
Corel Corp.
Term Loan,
3-Month LIBOR + 5.00%, 5.36% (A), 07/02/2026	860,005	817,005
Cornerstone OnDemand, Inc.
Term Loan B,
1-Month LIBOR + 4.25%, 4.43% (A), 04/22/2027	647,936	642,469
DCert Buyer, Inc.
Term Loan B,
1-Month LIBOR + 4.00%, 4.16% (A), 10/16/2026	980,219	963,474
Epicor Software Corp.
2nd Lien Term Loan,
TBD, 07/30/2028 (C)	109,907	111,830
Term Loan,
TBD, 07/29/2027 (C)	862,000	861,292
Finastra USA, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.50%, 3.76% - 4.00% (A), 06/13/2024	1,011,146	934,046
2nd Lien Term Loan,
6-Month LIBOR + 7.25%, 8.25% (A), 06/13/2025	265,000	240,771
Informatica LLC
Term Loan B,
1-Month LIBOR + 3.25%, 3.41% (A), 02/25/2027	555,042	540,819
ION Trading Technologies SARL
Term Loan B,
3-Month LIBOR + 4.00%, 5.07% (A), 11/21/2024	635,573	611,541
MA FinanceCo. LLC
Term Loan B3,
1-Month LIBOR + 2.50%, 2.66% (A), 06/21/2024	61,780	58,104
McAfee LLC
Term Loan B,
1-Month LIBOR + 3.75%, 3.92% (A), 09/30/2024	1,247,491	1,232,788
Project Boost Purchaser LLC
Term Loan B,
1-Month LIBOR + 3.50%, 3.66% (A), 06/01/2026	1,016,101	971,646
Seattle Spinco, Inc.
Term Loan B3,
1-Month LIBOR + 2.50%, 2.66% (A), 06/21/2024	417,216	392,392

	Principal	Value
LOAN ASSIGNMENTS (continued)
Software (continued)
Solera LLC
Term Loan B,
1-Month LIBOR + 2.75%, 2.91% (A), 03/03/2023	$ 378,936	$ 371,831
Sophia, LP
Term Loan B,
3-Month LIBOR + 3.25%, 4.25% (A), 09/30/2022	687,191	682,467
SS&C Technologies Holdings Europe SARL
Term Loan B4,
1-Month LIBOR + 1.75%, 1.91% (A), 04/16/2025	90,822	87,825
SS&C Technologies, Inc.
Term Loan B3,
1-Month LIBOR + 1.75%, 1.91% (A), 04/16/2025	129,271	125,005
Term Loan B5,
1-Month LIBOR + 1.75%, 1.91% (A), 04/16/2025	222,578	215,715
Ultimate Software Group, Inc.
2nd Lien Term Loan,
3-Month LIBOR + 6.75%, 7.50% (A), 05/03/2027	144,420	146,105
Term Loan B,
1-Month LIBOR + 3.75%, 3.91% (A), 05/04/2026	397,544	393,618
3-Month LIBOR + 4.00%, 4.75% (A), 05/04/2026	206,917	206,853
Vertafore, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 3.41% (A), 07/02/2025	1,027,966	975,283
2nd Lien Term Loan,
1-Month LIBOR + 7.25%, 7.41% (A), 07/02/2026	322,041	317,532
VS Buyer LLC
Term Loan B,
1-Month LIBOR + 3.25%, 3.42% (A), 02/28/2027	111,616	109,384

		14,368,761

Specialty Retail - 0.1%
Bass Pro Group LLC
Term Loan B,
3-Month LIBOR + 5.00%, 6.07% (A), 09/25/2024	1,045,368	1,039,651
Belron Finance US LLC
Term Loan B,
3-Month LIBOR + 2.50%, 2.77% (A), 10/30/2026	341,582	334,181
JP Intermediate B LLC
Term Loan,
3-Month LIBOR + 5.50%, 6.50% (A), 11/20/2025	300,997	234,025

The notes are an integral part of this report. Transamerica Funds	Page 25

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Specialty Retail (continued)
Wand NewCo 3, Inc.
Term Loan,
3-Month LIBOR + 3.00%, 4.07% (A), 02/05/2026	$ 606,386	$ 577,582

		2,185,439

Technology Hardware, Storage & Peripherals - 0.1%
Diebold, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 2.94% (A), 11/06/2023	831,117	790,600
NCR Corp.
Term Loan,
1-Month LIBOR + 2.50%, 2.67% (A), 08/28/2026	453,244	437,946

		1,228,546

Textiles, Apparel & Luxury Goods - 0.0% (G)
Varsity Brands, Inc.
Term Loan B,
1-Month LIBOR + 3.50%, 4.50% (A), 12/15/2024	561,499	445,690

Trading Companies & Distributors - 0.1%
ASP Unifrax Holdings, Inc.
Term Loan B,
6-Month LIBOR + 3.75%, 4.82% (A), 12/12/2025	736,616	620,599
Univar, Inc.
Term Loan B3,
1-Month LIBOR + 2.25%, 2.41% (A), 07/01/2024	506,058	496,095
Term Loan B5,
1-Month LIBOR + 2.00%, 2.16% (A), 07/01/2026	109,963	105,977

		1,222,671

Wireless Telecommunication Services - 0.1%
Altice France SA
Term Loan B12,
1-Month LIBOR + 3.69%, 3.86% (A), 01/31/2026	1,545,960	1,508,277
Term Loan B13,
1-Month LIBOR + 4.00%, 4.17% (A), 08/14/2026	355,787	347,591
T-Mobile USA, Inc.
Term Loan,
1-Month LIBOR + 3.00%, 3.16% (A), 04/01/2027	396,184	397,456

		2,253,324

Total Loan Assignments (Cost $132,662,226)		124,941,081

U.S. GOVERNMENT OBLIGATIONS - 0.1%
U.S. Treasury - 0.1%
U.S. Treasury Note
1.63%, 09/30/2026 (K)	743,000	801,540
1.75%, 11/15/2029 (F) (K)	600,000	667,992

Total U.S. Government Obligations (Cost $1,340,755)		1,469,532

	Shares	Value
COMMON STOCKS - 0.0% (G)
Household Durables - 0.0% (G)
API Heat Transfer Intermediate Corp. (H) (I)	472,381	$ 106,286

Machinery - 0.0% (G)
Ameriforge Group, Inc. (H) (I) (L)	2,679	128,592

Total Common Stocks (Cost $247,541)		234,878

PREFERRED STOCKS - 1.4%
Banks - 0.4%
Banco Santander SA,
Series 6, 3-Month LIBOR + 0.52%, 4.00% (A)	49,970	1,149,310
Bank of America Corp.,
Series K*, Fixed until 08/31/2020, 6.45% (A) (F)	6,800	180,676
Customers Bancorp, Inc.,
5.38%	88,000	1,804,000
GMAC Capital Trust I,
Series 2, 3-Month LIBOR + 5.79%, 6.18% (A)	136,300	3,280,741

		6,414,727

Capital Markets - 0.0% (G)
Oaktree Capital Group LLC,
Series B, 6.55%	8,963	240,926

Equity Real Estate Investment Trusts - 0.2%
City Office, Inc.,
Series A, 6.63%	35,100	795,015
Office Properties Income Trust,
5.88% (F)	92,487	2,317,724

		3,112,739

Household Durables - 0.0% (G)
API Heat Transfer Intermediate Corp.,
0.00% (H) (I)	100,682	72,994

Insurance - 0.3%
American Equity Investment Life Holding Co.,
Series A, Fixed until 12/01/2024, 5.95% (A)	178,200	4,160,970
Athene Holding, Ltd.,
Series A, Fixed until 06/30/2029, 6.35% (A)	10,512	273,943

		4,434,913

Mortgage Real Estate Investment Trusts - 0.2%
AGNC Investment Corp.,
Series E, Fixed until 10/15/2024, 6.50% (A)	130,804	2,971,867

Oil, Gas & Consumable Fuels - 0.2%
Energy Transfer Operating, LP,
Series E, Fixed until 05/15/2024, 7.60% (A)	185,150	3,521,553

Real Estate Management & Development - 0.1%
Brookfield Property Partners, LP,
Series A-1, 6.50% (F)	30,325	608,016

Total Preferred Stocks (Cost $24,041,864)		21,377,735

The notes are an integral part of this report. Transamerica Funds	Page 26

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.3%
U.S. Cash Management Bill
0.15% (K), 10/06/2020	$ 15,000,000	$ 14,997,733
0.18% (K), 10/06/2020	5,000,000	4,999,245

Total Short-Term U.S. Government Obligations (Cost $19,994,261)		19,996,978

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 3.3%
Money Market Fund - 3.3%
State Street Institutional U.S. Government Money Market Fund, 0.09% (K)	51,744,915	51,744,915

Total Short-Term Investment Company (Cost $51,744,915)		51,744,915

OTHER INVESTMENT COMPANY - 1.5%
Securities Lending Collateral - 1.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.12% (K)	24,220,175	24,220,175

Total Other Investment Company (Cost $24,220,175)		24,220,175

Total Investments (Cost $1,514,543,294)		1,576,975,166
Net Other Assets (Liabilities) - (0.5)%		(7,437,936)

Net Assets - 100.0%		$ 1,569,537,230

FUTURES CONTRACTS:

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	(1,113)	09/21/2020	$(154,740,199)	$(155,906,953)	$—	$(1,166,754)
10-Year U.S. Treasury Ultra Note	(323)	09/21/2020	(50,734,121)	(51,437,750)	—	(703,629)
30-Year U.S. Treasury Bond	(688)	09/21/2020	(122,856,281)	(125,409,500)	—	(2,553,219)
German Euro Bund	(179)	09/08/2020	(36,631,021)	(37,430,654)	—	(799,633)
U.S. Treasury Ultra Bond	(857)	09/21/2020	(186,854,142)	(195,128,188)	—	(8,274,046)

Total Futures Contracts					$—	$(13,497,281)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	10/22/2020	USD	123,033,563	EUR	107,600,000	$—	$(3,937,798)
JPMS	10/22/2020	EUR	4,270,000	USD	5,057,332	—	(18,599)

Total						$—	$(3,956,397)

The notes are an integral part of this report. Transamerica Funds	Page 27

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (N)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$98,800,477	$—	$98,800,477
Corporate Debt Securities	—	1,173,078,980	—	1,173,078,980
Foreign Government Obligations	—	61,110,415	—	61,110,415
Loan Assignments	—	124,941,081	—	124,941,081
U.S. Government Obligations	—	1,469,532	—	1,469,532
Common Stocks	—	106,286	128,592	234,878
Preferred Stocks	21,304,741	72,994	—	21,377,735
Short-Term U.S. Government Obligations	—	19,996,978	—	19,996,978
Short-Term Investment Company	51,744,915	—	—	51,744,915
Other Investment Company	24,220,175	—	—	24,220,175

Total Investments	$97,269,831	$1,479,576,743	$128,592	$1,576,975,166

LIABILITIES
Other Financial Instruments
Futures Contracts (O)	$(13,497,281)	$—	$—	$(13,497,281)
Forward Foreign Currency Contracts (O)	—	(3,956,397)	—	(3,956,397)

Total Other Financial Instruments	$(13,497,281)	$(3,956,397)	$—	$(17,453,678)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of July 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the total value of 144A securities is $429,496,707, representing 27.4% of the Fund’s net assets.
(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2020. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2020, the total value of Regulation S securities is $281,623,645, representing 17.9% of the Fund’s net assets.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $25,807,162, collateralized by cash collateral of $24,220,175 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $2,118,530. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2020, the total value of securities is $507,663, representing less than 0.1% of the Fund’s net assets.

The notes are an integral part of this report. Transamerica Funds	Page 28

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(I)	Restricted securities. At July 31, 2020, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Loan Assignments	Travelport Finance SARL 2nd Lien Term Loan, 3-Month LIBOR + 9.00%, 10.07%, 05/28/2027	03/18/2019	$262,944	$66,866	0.0	%(G)
Loan Assignments	Travelport Finance SARL Term Loan, 3-Month LIBOR + 5.00%, 6.07%, 05/29/2026	3/18/2019 - 01/16/2020	1,053,575	653,873	0.0	(G)
Loan Assignments	API Heat Transfer ThermaSys Corp. Term Loan, 3-Month LIBOR + 1.00%, PIK Rate 12.00%, Cash Rate 0.00%, 12.00%, 12/31/2023	12/31/2018 - 06/30/2020	467,173	362,059	0.0	(G)
Loan Assignments	Rentpath, Inc. 2nd Lien Term Loan, 3-Month LIBOR + 0.00%, 1.61%, 12/17/2022	02/08/2018 - 03/15/2018	764,338	76,500	0.0	(G)
Common Stocks	API Heat Transfer Intermediate Corp.	12/31/2018	156,455	106,286	0.0	(G)
Common Stocks	Ameriforge Group, Inc.	04/20/2016 - 05/13/2016	91,268	128,592	0.0	(G)
Preferred Stocks	API Heat Transfer Intermediate Corp., 0.00%	12/31/2018	100,682	72,994	0.0	(G)

Total			$2,896,435	$1,467,170	0.0	%(G)

(J)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(K)	Rates disclosed reflect the yields at July 31, 2020.
(L)	Security is Level 3 of the fair value hierarchy.
(M)	There were no transfers in or out of Level 3 during the period ended July 31, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(N)	Level 3 securities were not considered significant to the Fund.
(O)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

EUR	Euro
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

JPMS	JPMorgan Securities LLC

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
Prime Rate	Interest rate charged by banks to their most credit worthy customers
TBD	To Be Determined

The notes are an integral part of this report. Transamerica Funds	Page 29

Transamerica Unconstrained Bond

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

The notes are an integral part of this report. Transamerica Funds	Page 30

Transamerica Unconstrained Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Short-term notes: A Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Investment companies: Certain investment companies are valued at the NAV of the underlying investments as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying investments and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The notes are an integral part of this report. Transamerica Funds	Page 31